PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks 62.4%
Aerospace & Defense 1.1%
Aerojet Rocketdyne Holdings, Inc.*	5,100	$269,535
BWX Technologies, Inc.	9,360	564,221
General Dynamics Corp.	6,600	982,212
L3Harris Technologies, Inc.	3,900	737,178
Lockheed Martin Corp.	9,577	3,399,643
Northrop Grumman Corp.	9,140	2,785,141
Raytheon Technologies Corp.	31,557	2,256,641
Vectrus, Inc.*	3,280	163,082
		11,157,653
Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*	1,500	81,810
Deutsche Post AG (Germany)	20,030	1,009,395
FedEx Corp.	900	233,658
Hub Group, Inc. (Class A Stock)*	3,680	209,760
Radiant Logistics, Inc.*	14,539	84,326
SBS Holdings, Inc. (Japan)	16,900	428,417
SF Holding Co. Ltd. (China) (Class A Stock)	5,200	70,499
SG Holdings Co. Ltd. (Japan)	13,200	360,320
Yamato Holdings Co. Ltd. (Japan)	1,900	48,441
		2,526,626
Airlines 0.0%
Mesa Air Group, Inc.*	10,540	70,513
SkyWest, Inc.	3,260	131,410
		201,923
Auto Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	912	117,184
Cooper Tire & Rubber Co.	5,100	206,550
Dana, Inc.	6,402	124,967
Hyundai Mobis Co. Ltd. (South Korea)	2,208	520,607
Magna International, Inc. (Canada)	13,200	934,443
S&T Motiv Co. Ltd. (South Korea)	10,584	482,718
Tianneng Power International Ltd. (China)(a)	298,000	721,039
TPR Co. Ltd. (Japan)	9,400	129,137
Visteon Corp.*	200	25,104
		3,261,749

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles 0.6%
Daimler AG (Germany)	4,273	$303,145
Ford Motor Co.	57,700	507,183
Ford Otomotiv Sanayi A/S (Turkey)	11,172	190,087
General Motors Co.	88,260	3,675,146
Kia Motors Corp. (South Korea)	10,728	618,435
NIO, Inc. (China), ADR*	1,000	48,740
Peugeot SA (France)*	1,897	52,167
Toyota Motor Corp. (Japan)	1,654	127,575
Trigano SA (France)	3,861	684,905
		6,207,383
Banks 3.1%
Al Rajhi Bank (Saudi Arabia)	6,222	122,129
Ameris Bancorp	1,100	41,877
Banco do Brasil SA (Brazil)	96,800	722,967
Banco Santander Brasil SA (Brazil), UTS	104,800	908,932
Bancorp, Inc. (The)*	17,690	241,468
Bank Mandiri Persero Tbk PT (Indonesia)	713,200	321,163
Bank of Beijing Co. Ltd. (China) (Class A Stock)	80,400	59,836
Bank of Communications Co. Ltd. (China) (Class H Stock)	943,000	499,664
Bank of Montreal (Canada)	3,300	250,903
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	7,398	230,522
Cadence BanCorp	12,563	206,284
Canadian Imperial Bank of Commerce (Canada)	2,300	196,446
Capstar Financial Holdings, Inc.	1,800	26,550
Chiba Bank Ltd. (The) (Japan)	8,400	46,377
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	120,000	50,984
China Construction Bank Corp. (China) (Class H Stock)	504,000	383,353
China Zheshang Bank Co. Ltd. (China) (Class A Stock)	140,200	87,962
Citigroup, Inc.	78,756	4,856,095
Civista Bancshares, Inc.	2,000	35,060
CNB Financial Corp.	1,576	33,553
ConnectOne Bancorp, Inc.	3,199	63,308
Credit Agricole SA (France)*	15,008	191,474
Customers Bancorp, Inc.*	8,560	155,621
DBS Group Holdings Ltd. (Singapore)	47,000	892,304
DGB Financial Group, Inc. (South Korea)	10,950	68,725
Financial Institutions, Inc.	7,452	167,670
First BanCorp. (Puerto Rico)	32,700	301,494
First Internet Bancorp	1,588	45,639
First Midwest Bancorp, Inc.	2,400	38,208
Flushing Financial Corp.	2,300	38,272
FNB Corp.	47,340	449,730
Great Western Bancorp, Inc.	4,000	83,600

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)*	13,000	$71,632
Hana Financial Group, Inc. (South Korea)	21,010	672,026
Hancock Whitney Corp.	5,380	183,028
Heartland Financial USA, Inc.	2,680	108,192
Hilltop Holdings, Inc.	11,140	306,461
Hope Bancorp, Inc.	13,120	143,139
Industrial Bank Co. Ltd. (China) (Class A Stock)	16,800	53,911
JPMorgan Chase & Co.	23,424	2,976,488
KB Financial Group, Inc. (South Korea)	19,192	771,450
Lakeland Bancorp, Inc.	1,700	21,590
Masraf Al Rayan QSC (Qatar)	295,284	367,545
Mebuki Financial Group, Inc. (Japan)	265,804	522,529
Metropolitan Bank Holding Corp.*	1,500	54,405
Midland States Bancorp, Inc.	2,200	39,314
MidWestOne Financial Group, Inc.	3,283	80,433
National Bank of Canada (Canada)	13,000	731,652
National Commercial Bank (Saudi Arabia)	38,060	439,985
Nishi-Nippon Financial Holdings, Inc. (Japan)	35,400	226,893
Nordea Bank Abp (Finland)*	37,180	305,535
OFG Bancorp (Puerto Rico)	6,587	122,123
Old Second Bancorp, Inc.	3,918	39,572
Orrstown Financial Services, Inc.	887	14,680
Oversea-Chinese Banking Corp. Ltd. (Singapore)	84,000	639,528
PacWest Bancorp	22,000	558,800
PCB Bancorp	1,100	11,121
Pinnacle Financial Partners, Inc.	4,480	288,512
Popular, Inc. (Puerto Rico)	13,880	781,722
Public Bank Bhd (Malaysia)	14,500	74,331
Qatar Islamic Bank SAQ (Qatar)	46,992	220,812
QCR Holdings, Inc.	2,673	105,824
RBB Bancorp	2,700	41,526
Riyad Bank (Saudi Arabia)	9,100	49,063
Royal Bank of Canada (Canada)	1,800	147,900
Sberbank of Russia PJSC (Russia)	220,770	809,935
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	30,900	45,973
Shinhan Financial Group Co. Ltd. (South Korea)	23,124	683,440
Simmons First National Corp. (Class A Stock)	5,700	123,063
Southern National Bancorp of Virginia, Inc.	5,580	67,574
Swedbank AB (Sweden) (Class A Stock)*	25,581	447,537
Toronto-Dominion Bank (The) (Canada)	4,500	254,254
Valley National Bancorp	12,660	123,435

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Wells Fargo & Co.	153,620	$4,636,252
WesBanco, Inc.	700	20,972
		30,202,327
Beverages 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	41,552	129,985
Carlsberg A/S (Denmark) (Class B Stock)	852	135,726
Coca-Cola Co. (The)	11,600	636,144
Keurig Dr. Pepper, Inc.	12,705	406,560
Monster Beverage Corp.*	30,260	2,798,445
National Beverage Corp.	2,780	236,022
PepsiCo, Inc.	900	133,470
		4,476,352
Biotechnology 1.7%
AbbVie, Inc.	41,705	4,468,691
Allogene Therapeutics, Inc.*	4,300	108,532
ALX Oncology Holdings, Inc.*	300	25,860
Arcus Biosciences, Inc.*	1,500	38,940
Avid Bioservices, Inc.*	15,400	177,716
Biogen, Inc.*	5,583	1,367,053
Blueprint Medicines Corp.*	2,900	325,235
Bridgebio Pharma, Inc.*	1,100	78,221
CareDx, Inc.*	800	57,960
Catalyst Pharmaceuticals, Inc.*	51,620	172,411
Coherus Biosciences, Inc.*	7,200	125,136
Concert Pharmaceuticals, Inc.*	14,797	187,034
Denali Therapeutics, Inc.*	1,500	125,640
Dicerna Pharmaceuticals, Inc.*	1,660	36,570
Eagle Pharmaceuticals, Inc.*	4,280	199,320
Emergent BioSolutions, Inc.*	3,464	310,374
FibroGen, Inc.*	5,362	198,877
Gilead Sciences, Inc.	53,389	3,110,443
Halozyme Therapeutics, Inc.*	4,500	192,195
Insmed, Inc.*	800	26,632
Ligand Pharmaceuticals, Inc.*	1,580	157,131
Myriad Genetics, Inc.*	7,200	142,380
Natera, Inc.*	4,560	453,811
OPKO Health, Inc.*	49,360	194,972
Pharma Mar SA (Spain)	1,203	105,191
PTC Therapeutics, Inc.*	5,080	310,032
Puma Biotechnology, Inc.*	3,460	35,500
Seegene, Inc. (South Korea)	252	45,093

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Travere Therapeutics, Inc.*	10,020	$273,095
Ultragenyx Pharmaceutical, Inc.*	3,280	454,050
Vanda Pharmaceuticals, Inc.*	18,677	245,416
Vertex Pharmaceuticals, Inc.*	11,620	2,746,271
		16,495,782
Building Products 0.5%
American Woodmark Corp.*	2,080	195,208
Cie de Saint-Gobain (France)*	17,418	803,661
Geberit AG (Switzerland)	990	624,928
JELD-WEN Holding, Inc.*	10,200	258,672
Kingspan Group PLC (Ireland)*	1,356	95,358
Masco Corp.	43,940	2,413,624
UFP Industries, Inc.	5,777	320,912
		4,712,363
Capital Markets 1.7%
Affiliated Managers Group, Inc.	4,182	425,309
Ameriprise Financial, Inc.	16,797	3,264,161
B3 SA - Brasil Bolsa Balcao (Brazil)	10,000	118,819
Bank of New York Mellon Corp. (The)	32,980	1,399,671
Cboe Global Markets, Inc.	8,380	780,346
CI Financial Corp. (Canada)	3,300	40,910
Credit Suisse Group AG (Switzerland)	67,429	881,645
Donnelley Financial Solutions, Inc.*	320	5,430
Federated Hermes, Inc.	10,360	299,300
Goldman Sachs Group, Inc. (The)	15,210	4,011,029
Investec PLC (South Africa)	71,680	184,829
Magellan Financial Group Ltd. (Australia)	9,342	389,193
Morgan Stanley	38,820	2,660,335
Nomura Holdings, Inc. (Japan)	146,000	772,416
Platinum Asset Management Ltd. (Australia)	56,581	178,305
Raymond James Financial, Inc.	4,000	382,680
Stifel Financial Corp.	4,890	246,749
UBS Group AG (Switzerland)	67,901	973,319
Waddell & Reed Financial, Inc. (Class A Stock)	1,100	28,017
		17,042,463
Chemicals 0.9%
Corteva, Inc.	36,420	1,410,183
Fujimi, Inc. (Japan)	3,500	132,728
Hawkins, Inc.	1,002	52,415

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Huntsman Corp.	6,200	$155,868
Ingevity Corp.*	1,880	142,372
Koppers Holdings, Inc.*	2,701	84,163
Kumho Petrochemical Co. Ltd. (South Korea)	5,846	782,823
Minerals Technologies, Inc.	700	43,484
Nitto Denko Corp. (Japan)	600	53,728
Orion Engineered Carbons SA (Germany)	9,460	162,144
PPG Industries, Inc.	7,100	1,023,962
PQ Group Holdings, Inc.	7,002	99,849
RPM International, Inc.	7,380	669,956
Sensient Technologies Corp.	2,500	184,425
Sherwin-Williams Co. (The)	4,080	2,998,433
Shin-Etsu Chemical Co. Ltd. (Japan)	300	52,516
Stepan Co.	1,580	188,526
Tessenderlo Group SA (Belgium)*	3,187	127,661
Tokuyama Corp. (Japan)	15,800	356,752
Trinseo SA	4,200	215,082
		8,937,070
Commercial Services & Supplies 0.2%
CECO Environmental Corp.*	2,568	17,873
CoreCivic, Inc.	14,535	95,204
Country Garden Services Holdings Co. Ltd. (China)	99,000	672,336
Deluxe Corp.	5,009	146,263
Herman Miller, Inc.	7,100	239,980
HNI Corp.	1,300	44,798
Knoll, Inc.	565	8,294
Relia, Inc. (Japan)	8,200	101,756
Ritchie Bros. Auctioneers, Inc. (Canada)	1,500	104,266
Tetra Tech, Inc.	400	46,312
		1,477,082
Communications Equipment 0.6%
Calix, Inc.*	2,200	65,472
Cisco Systems, Inc.	116,637	5,219,506
Clearfield, Inc.*	414	10,234
NETGEAR, Inc.*	4,300	174,709
NetScout Systems, Inc.*	9,759	267,592
Viavi Solutions, Inc.*	17,100	256,072
		5,993,585

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.3%
Bouygues SA (France)	1,200	$49,366
Comfort Systems USA, Inc.	200	10,532
EMCOR Group, Inc.	4,250	388,705
MasTec, Inc.*	4,480	305,446
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	132,000	55,445
Primoris Services Corp.	6,300	173,943
Quanta Services, Inc.	28,231	2,033,197
		3,016,634
Construction Materials 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	95,000	595,468
Buzzi Unicem SpA (Italy)	14,550	347,839
China National Building Material Co. Ltd. (China) (Class H Stock)	240,000	289,023
Forterra, Inc.*	4,000	68,780
LafargeHolcim Ltd. (Switzerland)*	10,487	581,205
Vicat SA (France)	4,198	176,828
		2,059,143
Consumer Finance 0.1%
Navient Corp.	29,740	292,047
Nelnet, Inc. (Class A Stock)	300	21,372
OneMain Holdings, Inc.	8,180	393,949
Regional Management Corp.	2,100	62,706
		770,074
Containers & Packaging 0.0%
Greif, Inc. (Class A Stock)	3,080	144,390
Myers Industries, Inc.	1,900	39,482
		183,872
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	3,500	118,825
American Public Education, Inc.*	500	15,240
Laureate Education, Inc. (Class A Stock)*	1,000	14,560
Offcn Education Technology Co. Ltd. (China) (Class A Stock)	10,000	54,004
Perdoceo Education Corp.*	4,080	51,530
Strategic Education, Inc.	2,690	256,438
		510,597

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	14,574	$3,379,273
Cannae Holdings, Inc.*	6,680	295,724
Groupe Bruxelles Lambert SA (Belgium)	1,627	164,404
Investor AB (Sweden) (Class B Stock)	1,225	89,937
M&G PLC (United Kingdom)	22,500	60,888
		3,990,226
Diversified Telecommunication Services 1.2%
AT&T, Inc.	178,756	5,141,022
ATN International, Inc.	1,280	53,453
China Unicom Hong Kong Ltd. (China)	1,148,000	659,784
Consolidated Communications Holdings, Inc.*	1,800	8,802
Deutsche Telekom AG (Germany)	17,245	316,743
Hellenic Telecommunications Organization SA (Greece)	9,083	146,861
Liberty Latin America Ltd. (Chile) (Class A Stock)*	1,798	20,012
Liberty Latin America Ltd. (Chile) (Class C Stock)*	5,076	56,293
Nippon Telegraph & Telephone Corp. (Japan)	18,500	472,712
Orange SA (France)	54,706	651,111
Verizon Communications, Inc.	78,340	4,602,475
		12,129,268
Electric Utilities 0.8%
Chubu Electric Power Co., Inc. (Japan)	4,300	51,797
CK Infrastructure Holdings Ltd. (Hong Kong)	70,500	378,209
Enerjisa Enerji A/S (Turkey), 144A	169,085	285,399
Exelon Corp.	72,288	3,051,999
Fortum OYJ (Finland)	21,534	520,597
Iberdrola SA (Spain)	29,923	427,603
Inter RAO UES PJSC (Russia)	3,749,000	272,116
Kansai Electric Power Co., Inc. (The) (Japan)	4,100	38,693
NRG Energy, Inc.	61,940	2,325,847
Otter Tail Corp.	5,680	242,025
Portland General Electric Co.	413	17,664
Power Grid Corp. of India Ltd. (India)	19,660	51,152
		7,663,101
Electrical Equipment 0.6%
ABB Ltd. (Switzerland)	28,122	797,543
Acuity Brands, Inc.	21,480	2,601,013
Atkore International Group, Inc.*	7,760	319,014
Encore Wire Corp.	380	23,017
Nitto Kogyo Corp. (Japan)	8,300	164,581

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
nVent Electric PLC	23,700	$551,973
Schneider Electric SE (France)	2,788	404,723
Signify NV (Netherlands), 144A*	4,331	186,266
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	8,700	96,519
WEG SA (Brazil)	59,400	864,809
		6,009,458
Electronic Equipment, Instruments & Components 0.4%
ALSO Holding AG (Switzerland)*	777	225,665
Delta Electronics, Inc. (Taiwan)	13,000	122,179
ePlus, Inc.*	1,580	138,961
Hon Hai Precision Industry Co. Ltd. (Taiwan)	284,000	931,755
IPG Photonics Corp.*	700	156,653
Jabil, Inc.	15,640	665,169
Lens Technology Co. Ltd. (China) (Class A Stock)	14,000	65,513
LG Innotek Co. Ltd. (South Korea)	321	54,161
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	8,559	73,621
Murata Manufacturing Co. Ltd. (Japan)	2,800	253,005
Omron Corp. (Japan)	900	80,334
PC Connection, Inc.	1,185	56,039
Plexus Corp.*	200	15,642
Samsung Electro-Mechanics Co. Ltd. (South Korea)	336	55,212
Sanmina Corp.*	8,180	260,860
ScanSource, Inc.*	4,580	120,820
SYNNEX Corp.	5,300	431,632
TDK Corp. (Japan)	600	90,595
Vishay Intertechnology, Inc.	4,200	86,982
		3,884,798
Energy Equipment & Services 0.1%
ChampionX Corp.*	5,400	82,620
Matrix Service Co.*	3,432	37,821
Oceaneering International, Inc.*	7,540	59,943
TechnipFMC PLC (United Kingdom)	121,700	1,143,980
		1,324,364
Entertainment 0.9%
Activision Blizzard, Inc.	39,780	3,693,573
Capcom Co. Ltd. (Japan)	900	58,590
Electronic Arts, Inc.	25,660	3,684,776
GungHo Online Entertainment, Inc. (Japan)*	5,900	132,082
Netflix, Inc.*	700	378,511

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Nintendo Co. Ltd. (Japan)	1,765	$1,126,232
Soft-World International Corp. (Taiwan)	25,000	94,659
Vivendi SA (France)	4,200	135,526
		9,303,949
Equity Real Estate Investment Trusts (REITs) 1.2%
American Assets Trust, Inc.	2,400	69,312
Apple Hospitality REIT, Inc.	81,728	1,055,108
Charter Hall Group (Australia)	26,607	303,815
City Office REIT, Inc.	6,500	63,505
Columbia Property Trust, Inc.	15,120	216,821
Crown Castle International Corp.	5,900	939,221
Diversified Healthcare Trust	16,120	66,414
Equinix, Inc.	780	557,060
Franklin Street Properties Corp.	25,121	109,779
Gaming & Leisure Properties, Inc.	63,193	2,679,383
GEO Group, Inc. (The)	23,303	206,465
Goodman Group (Australia)	60,999	889,048
Klepierre SA (France)	14,210	320,372
National Health Investors, Inc.	1,880	130,040
Office Properties Income Trust	600	13,632
Pebblebrook Hotel Trust	16,640	312,832
Piedmont Office Realty Trust, Inc. (Class A Stock)	15,760	255,785
PotlatchDeltic Corp.	5,500	275,110
RLJ Lodging Trust	6,598	93,362
Sabra Health Care REIT, Inc.	13,720	238,316
Service Properties Trust	9,880	113,521
Stockland (Australia)	23,780	77,003
Urban Edge Properties	13,440	173,914
Weyerhaeuser Co.	86,760	2,909,063
Xenia Hotels & Resorts, Inc.	5,466	83,083
		12,151,964
Food & Staples Retailing 1.2%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	21,000	715,673
BJ’s Wholesale Club Holdings, Inc.*	7,360	274,381
Costco Wholesale Corp.	4,780	1,801,008
Etablissements Franz Colruyt NV (Belgium)	4,472	265,063
Koninklijke Ahold Delhaize NV (Netherlands)	29,658	848,087
Kroger Co. (The)	74,860	2,377,554
Magnit PJSC (Russia), GDR	3,000	52,881
Metro, Inc. (Canada)	1,300	58,009
North West Co., Inc. (The) (Canada)	5,100	129,974

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
PriceSmart, Inc.	2,580	$235,012
Seven & i Holdings Co. Ltd. (Japan)	3,800	134,757
Sprouts Farmers Market, Inc.*	9,700	194,970
Walmart, Inc.	36,349	5,239,708
		12,327,077
Food Products 1.1%
Archer-Daniels-Midland Co.	53,000	2,671,730
Balrampur Chini Mills Ltd. (India)*	90,183	213,820
Conagra Brands, Inc.	36,980	1,340,895
Darling Ingredients, Inc.*	9,020	520,274
General Mills, Inc.	7,700	452,760
Indofood Sukses Makmur Tbk PT (Indonesia)	758,400	370,049
John B. Sanfilippo & Son, Inc.	629	49,603
Kaveri Seed Co. Ltd. (India)	17,119	122,531
Kraft Heinz Co. (The)	78,540	2,722,196
La Doria SpA (Italy)	3,150	52,712
Muyuan Foods Co. Ltd. (China) (Class A Stock)	5,500	65,211
Nestle SA (Switzerland)	9,240	1,089,433
Pilgrim’s Pride Corp.*	9,480	185,903
Want Want China Holdings Ltd. (China)	72,000	52,215
Wens Foodstuffs Group Co. Ltd. (China) (Class A Stock)	16,680	46,793
WH Group Ltd. (Hong Kong), 144A	726,500	610,466
Wilmar International Ltd. (China)	165,900	585,541
		11,152,132
Gas Utilities 0.3%
GAIL India Ltd. (India)	399,840	677,487
Naturgy Energy Group SA (Spain)	2,201	51,032
ONE Gas, Inc.	3,480	267,160
Snam SpA (Italy)	8,492	47,933
Southwest Gas Holdings, Inc.	3,000	182,250
Spire, Inc.	1,507	96,508
UGI Corp.	56,221	1,965,486
		3,287,856
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	47,220	5,170,118
AngioDynamics, Inc.*	7,440	114,055
Ansell Ltd. (Australia)	18,986	510,773
Becton, Dickinson & Co.	11,040	2,762,429
Boston Scientific Corp.*	67,900	2,441,005

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Cantel Medical Corp.	2,100	$165,606
Danaher Corp.	18,960	4,211,774
DiaSorin SpA (Italy)	242	50,369
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	8,835	209,400
Hartalega Holdings Bhd (Malaysia)	10,000	30,299
Hoya Corp. (Japan)	400	55,390
Intco Medical Technology Co. Ltd. (China) (Class A Stock)	3,300	84,901
Integer Holdings Corp.*	629	51,069
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (China) (Class A Stock)	11,200	48,497
Meridian Bioscience, Inc.*	13,360	249,698
Merit Medical Systems, Inc.*	2,400	133,224
Natus Medical, Inc.*	8,760	175,550
Neogen Corp.*	3,800	301,340
ResMed, Inc.	3,780	803,477
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	900	58,966
Top Glove Corp. Bhd (Malaysia)	199,500	304,363
West Pharmaceutical Services, Inc.	3,080	872,595
		18,804,898
Health Care Providers & Services 1.4%
Cigna Corp.	19,533	4,066,380
Ensign Group, Inc. (The)	3,780	275,638
Fresenius Medical Care AG & Co. KGaA (Germany)	7,738	655,612
Fresenius SE & Co. KGaA (Germany)	14,085	662,929
LHC Group, Inc.*	1,440	307,181
Magellan Health, Inc.*	1,473	122,023
McKesson Corp.	3,780	657,418
Medipal Holdings Corp. (Japan)	28,000	525,551
Providence Service Corp. (The)*	2,100	291,123
Select Medical Holdings Corp.*	12,934	357,754
Tivity Health, Inc.*	2,500	48,975
UnitedHealth Group, Inc.	17,260	6,052,737
		14,023,321
Health Care Technology 0.1%
Computer Programs & Systems, Inc.	3,500	93,940
HMS Holdings Corp.*	6,200	227,850
Inovalon Holdings, Inc. (Class A Stock)*	1,600	29,072

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
NextGen Healthcare, Inc.*	10,975	$200,184
Omnicell, Inc.*	2,943	353,219
		904,265
Hotels, Restaurants & Leisure 0.8%
888 Holdings PLC (United Kingdom)	14,120	55,365
Biglari Holdings, Inc. (Class B Stock)*	270	30,024
Bloomin’ Brands, Inc.	8,200	159,244
Boyd Gaming Corp.*	1,500	64,380
Century Casinos, Inc.*	2,277	14,550
Churchill Downs, Inc.	800	155,832
Darden Restaurants, Inc.	12,560	1,496,147
Del Taco Restaurants, Inc.*	12,960	117,418
Evolution Gaming Group AB (Sweden), 144A	9,212	939,469
Kindred Group PLC (Malta), SDR*	78,746	775,330
McDonald’s Corp.	16,120	3,459,030
Monarch Casino & Resort, Inc.*	1,100	67,342
Papa John’s International, Inc.	1,380	117,093
RCI Hospitality Holdings, Inc.	7,787	307,119
Texas Roadhouse, Inc.	2,700	211,032
Wingstop, Inc.	980	129,899
Yum China Holdings, Inc. (China)	2,000	114,180
		8,213,454
Household Durables 0.6%
Berkeley Group Holdings PLC (United Kingdom)	7,491	484,971
D.R. Horton, Inc.	12,840	884,933
Electrolux AB (Sweden) (Class B Stock)	2,037	47,404
Husqvarna AB (Sweden) (Class B Stock)	29,846	387,675
La-Z-Boy, Inc.	1,800	71,712
Lennar Corp. (Class A Stock)	8,080	615,938
LG Electronics, Inc. (South Korea)	620	77,356
M/I Homes, Inc.*	4,274	189,295
Man Wah Holdings Ltd. (Hong Kong)	262,000	571,187
MDC Holdings, Inc.	1,400	68,040
Meritage Homes Corp.*	2,980	246,804
Persimmon PLC (United Kingdom)	1,608	60,992
Sekisui House Ltd. (Japan)	5,100	103,798
Sony Corp. (Japan)	14,950	1,503,779
TopBuild Corp.*	1,760	323,981
Tupperware Brands Corp.*	7,100	229,969
		5,867,834

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products 0.9%
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	387,000	$660,639
Procter & Gamble Co. (The)	55,079	7,663,692
Vinda International Holdings Ltd. (Hong Kong)	31,000	84,744
		8,409,075
Independent Power & Renewable Electricity Producers 0.5%
AES Corp. (The)	81,680	1,919,480
Atlantic Power Corp.*	2,425	5,093
Brookfield Renewable Corp. (Class A Stock)	2,100	122,367
China Resources Power Holdings Co. Ltd. (China)	252,000	272,004
Gunkul Engineering PCL (Thailand)	5,904,000	497,330
Vistra Corp.	88,071	1,731,476
		4,547,750
Industrial Conglomerates 0.6%
3M Co.	21,180	3,702,052
Honeywell International, Inc.	11,500	2,446,050
		6,148,102
Insurance 1.6%
Aflac, Inc.	18,660	829,810
Ageas SA/NV (Belgium)	13,915	742,280
Allstate Corp. (The)	27,060	2,974,706
American Financial Group, Inc.	17,860	1,564,893
Argo Group International Holdings Ltd.	1,200	52,440
Assicurazioni Generali SpA (Italy)	5,460	95,335
Aviva PLC (United Kingdom)	143,471	640,629
BB Seguridade Participacoes SA (Brazil)	8,800	50,375
China Life Insurance Co. Ltd. (China) (Class H Stock)	239,000	527,433
CNO Financial Group, Inc.	7,800	173,394
Employers Holdings, Inc.	1,100	35,409
Fubon Financial Holding Co. Ltd. (Taiwan)	209,000	347,781
Genworth Financial, Inc. (Class A Stock)*	8,060	30,467
Great-West Lifeco, Inc. (Canada)	30,400	724,833
Hanover Insurance Group, Inc. (The)	1,400	163,688
Heritage Insurance Holdings, Inc.	4,280	43,356
Japan Post Insurance Co. Ltd. (Japan)	3,700	75,919
Manulife Financial Corp. (Canada)	48,900	870,127
MetLife, Inc.	70,556	3,312,604
NN Group NV (Netherlands)	16,773	731,307
Old Republic International Corp.	46,280	912,179
Protective Insurance Corp. (Class B Stock)	900	12,339

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Selective Insurance Group, Inc.	376	$25,184
Stewart Information Services Corp.	3,500	169,260
Sun Life Financial, Inc. (Canada)	18,100	804,824
T&D Holdings, Inc. (Japan)	4,600	54,379
Third Point Reinsurance Ltd. (Bermuda)*	4,500	42,840
Universal Insurance Holdings, Inc.	3,700	55,907
Wiz Solucoes e Corretagem de Seguros SA (Brazil)	33,600	51,911
		16,115,609
Interactive Media & Services 3.2%
Alphabet, Inc. (Class A Stock)*	4,485	7,860,590
Alphabet, Inc. (Class C Stock)*	4,487	7,860,686
Baidu, Inc. (China), ADR*	5,700	1,232,568
Cars.com, Inc.*	20,480	231,424
Facebook, Inc. (Class A Stock)*	45,494	12,427,141
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	12,635	54,836
QuinStreet, Inc.*	4,580	98,195
Tencent Holdings Ltd. (China)	22,700	1,648,919
		31,414,359
Internet & Direct Marketing Retail 3.0%
Alibaba Group Holding Ltd. (China), ADR*	11,600	2,699,668
Amazon.com, Inc.*	6,827	22,235,061
eBay, Inc.	54,093	2,718,173
HelloFresh SE (Germany)*	12,609	975,870
JD.com, Inc. (China), ADR*	12,000	1,054,800
Overstock.com, Inc.*	2,200	105,534
Shutterstock, Inc.	200	14,340
Stamps.com, Inc.*	1,460	286,438
		30,089,884
IT Services 2.7%
Accenture PLC (Class A Stock)	22,130	5,780,577
Amdocs Ltd.	26,760	1,898,087
Automatic Data Processing, Inc.	7,100	1,251,020
Bechtle AG (Germany)	1,951	426,991
CACI International, Inc. (Class A Stock)*	6,180	1,540,859
Cognizant Technology Solutions Corp. (Class A Stock)	46,620	3,820,509
Concentrix Corp.*	200	19,740
EPAM Systems, Inc.*	6,680	2,393,778
Fujitsu Ltd. (Japan)	6,130	887,025
Hackett Group, Inc. (The)	5,280	75,979

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
HCL Technologies Ltd. (India)	58,150	$755,819
Infosys Ltd. (India)	56,387	970,472
International Business Machines Corp.	30,894	3,888,937
KBR, Inc.	7,339	226,995
MAXIMUS, Inc.	780	57,088
Obic Co. Ltd. (Japan)	400	80,398
Perspecta, Inc.	8,212	197,745
Sykes Enterprises, Inc.*	1,200	45,204
Tata Consultancy Services Ltd. (India)	4,440	174,273
Visa, Inc. (Class A Stock)	4,555	996,315
Wipro Ltd. (India)	133,921	709,281
		26,197,092
Leisure Products 0.1%
Malibu Boats, Inc. (Class A Stock)*	3,780	236,023
MasterCraft Boat Holdings, Inc.*	1,059	26,306
Shimano, Inc. (Japan)	3,100	724,260
Smith & Wesson Brands, Inc.	12,640	224,360
		1,210,949
Life Sciences Tools & Services 0.6%
Medpace Holdings, Inc.*	2,280	317,376
PerkinElmer, Inc.	2,000	287,000
Sartorius Stedim Biotech (France)	2,032	726,378
Thermo Fisher Scientific, Inc.	10,633	4,952,639
		6,283,393
Machinery 1.6%
AGCO Corp.	16,140	1,663,873
Altra Industrial Motion Corp.	6,260	346,992
Astec Industries, Inc.	600	34,728
Atlas Copco AB (Sweden) (Class B Stock)	2,056	91,831
Crane Co.	5,980	464,407
Cummins, Inc.	12,100	2,747,910
Deere & Co.	11,500	3,094,075
Epiroc AB (Sweden) (Class A Stock)	36,105	653,200
Franklin Electric Co., Inc.	800	55,368
Gates Industrial Corp. PLC*	84,224	1,074,698
Hillenbrand, Inc.	1,600	63,680
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	12,400	215,844
Kone OYJ (Finland) (Class B Stock)	6,257	508,223
L.B. Foster Co. (Class A Stock)*	800	12,040

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Oshkosh Corp.	13,104	$1,127,861
Otokar Otomotiv Ve Savunma Sanayi A.S. (Turkey)	7,820	336,406
Pentair PLC	12,980	689,108
Rexnord Corp.	8,260	326,187
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	41,800	225,331
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	5,300	76,326
Shyft Group, Inc. (The)	7,460	211,715
Sinotruk Hong Kong Ltd. (China)	17,000	43,666
SPX Corp.*	3,760	205,070
Standex International Corp.	1,380	106,978
Techtronic Industries Co. Ltd. (Hong Kong)	49,000	701,658
Volvo AB (Sweden) (Class B Stock)*	5,880	138,569
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class A Stock)	65,600	100,050
		15,315,794
Marine 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	75	168,031
Costamare, Inc. (Monaco)	9,440	78,163
D/S Norden A/S (Denmark)	4,747	85,492
Kuehne + Nagel International AG (Switzerland)	220	50,564
Matson, Inc.	4,700	267,759
		650,009
Media 0.4%
Comcast Corp. (Class A Stock)	35,093	1,838,873
Entercom Communications Corp. (Class A Stock)	12,255	30,270
Gray Television, Inc.*	14,060	251,533
KT Skylife Co. Ltd. (South Korea)	16,231	131,889
Metropole Television SA (France)*	4,200	68,036
News Corp. (Class A Stock)	27,300	490,581
Omnicom Group, Inc.	5,500	343,035
Quebecor, Inc. (Canada) (Class B Stock)	7,000	180,156
Television Francaise 1 (France)*	25,816	208,562
		3,542,935
Metals & Mining 1.1%
Anglo American Platinum Ltd. (South Africa)	9,735	958,291
Anglo American PLC (South Africa)	32,353	1,077,551
Barrick Gold Corp. (Canada)	4,700	107,078
BHP Group Ltd. (Australia)	15,493	506,306
BHP Group PLC (Australia)	39,832	1,049,880

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Boliden AB (Sweden)	1,520	$54,068
Commercial Metals Co.	1,300	26,702
Fortescue Metals Group Ltd. (Australia)	61,238	1,110,552
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	156,500	663,687
Hunan Valin Steel Co. Ltd. (China) (Class A Stock)	75,600	55,630
Impala Platinum Holdings Ltd. (South Africa)	54,948	760,745
Kinross Gold Corp. (Canada)	6,600	48,428
Newmont Corp.	48,960	2,932,214
Rio Tinto Ltd. (Australia)	1,960	172,860
Rio Tinto PLC (Australia)	8,216	616,283
Ryerson Holding Corp.*	7,944	108,356
Sibanye Stillwater Ltd. (South Africa)	13,860	56,868
Steel Dynamics, Inc.	9,080	334,780
Worthington Industries, Inc.	5,660	290,584
		10,930,863
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Annaly Capital Management, Inc.	219,300	1,853,085
Ares Commercial Real Estate Corp.	1,500	17,865
Chimera Investment Corp.	26,680	273,470
Colony Credit Real Estate, Inc.	20,400	153,000
Ellington Financial, Inc.	1,100	16,324
Great Ajax Corp.	2,800	29,288
Ready Capital Corp.	12,340	153,633
Starwood Property Trust, Inc.	53,240	1,027,532
TPG RE Finance Trust, Inc.	13,520	143,582
Two Harbors Investment Corp.	4,100	26,117
		3,693,896
Multiline Retail 0.6%
Big Lots, Inc.	4,900	210,357
Dollar Tree, Inc.*	21,060	2,275,322
Dollarama, Inc. (Canada)	1,500	61,136
Target Corp.	19,320	3,410,560
Wesfarmers Ltd. (Australia)	5,610	218,544
		6,175,919
Multi-Utilities 0.5%
MDU Resources Group, Inc.	42,560	1,121,030

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.	23,320	$1,359,556
Sempra Energy	21,180	2,698,544
		5,179,130
Oil, Gas & Consumable Fuels 1.2%
Ardmore Shipping Corp. (Ireland)	20,880	68,278
Berry Corp.	8,260	30,397
BW LPG Ltd. (Singapore), 144A	64,931	451,437
Canadian Natural Resources Ltd. (Canada)	39,700	954,060
Chevron Corp.	21,800	1,841,010
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	25,000	47,207
Cimarex Energy Co.	46,660	1,750,217
CropEnergies AG (Germany)	8,860	129,437
DHT Holdings, Inc.	6,480	33,890
Diamond S Shipping, Inc.*	9,760	65,002
Euronav NV (Belgium)	16,149	130,974
Gaztransport Et Technigaz SA (France)	4,796	465,272
International Seaways, Inc.	6,180	100,919
Kinder Morgan, Inc.	199,044	2,720,931
LUKOIL PJSC (Russia)	6,264	437,106
Neste OYJ (Finland)	14,672	1,062,370
Petroleo Brasileiro SA (Brazil)	19,400	108,063
Pioneer Natural Resources Co.	280	31,889
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	164,560	244,668
Prima Marine PCL (Thailand)	1,068,800	285,394
Rosneft Oil Co. PJSC (Russia)	10,740	63,358
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	21,626	382,166
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	133,200	191,226
Surgutneftegas PJSC (Russia)	709,200	346,259
World Fuel Services Corp.	8,849	275,735
		12,217,265
Paper & Forest Products 0.0%
Boise Cascade Co.	5,760	275,328
Louisiana-Pacific Corp.	1,900	70,623
Neenah, Inc.	400	22,128
Schweitzer-Mauduit International, Inc.	1,800	72,378
		440,457
Personal Products 0.3%
Chlitina Holding Ltd. (China)	21,000	148,411
Hengan International Group Co. Ltd. (China)	91,500	649,238

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Personal Products (cont’d.)
Medifast, Inc.	600	$117,804
Nu Skin Enterprises, Inc. (Class A Stock)	8,380	457,799
TCI Co. Ltd. (Taiwan)	50,000	357,836
Unilever PLC (United Kingdom)	9,225	555,694
USANA Health Sciences, Inc.*	2,780	214,338
		2,501,120
Pharmaceuticals 2.9%
Amneal Pharmaceuticals, Inc.*	33,060	151,084
Amphastar Pharmaceuticals, Inc.*	6,200	124,682
ANI Pharmaceuticals, Inc.*	900	26,136
Astellas Pharma, Inc. (Japan)	10,000	154,498
AstraZeneca PLC (United Kingdom)	1,027	103,941
Bristol-Myers Squibb Co.	80,120	4,969,844
Chugai Pharmaceutical Co. Ltd. (Japan)	4,700	251,145
CSPC Pharmaceutical Group Ltd. (China)	44,800	45,978
Eli Lilly & Co.	15,000	2,532,600
Endo International PLC*	11,240	80,703
Faes Farma SA (Spain)	19,388	83,017
GlaxoSmithKline PLC (United Kingdom)	58,512	1,076,063
Hikma Pharmaceuticals PLC (Jordan)	1,480	51,071
Johnson & Johnson	26,169	4,118,477
Merck & Co., Inc.	60,385	4,939,493
Novartis AG (Switzerland)	18,170	1,718,779
Ono Pharmaceutical Co. Ltd. (Japan)	21,600	650,936
Osmotica Pharmaceuticals PLC*	3,900	16,068
Otsuka Holdings Co. Ltd. (Japan)	16,680	714,106
Pfizer, Inc.	101,700	3,743,577
Prestige Consumer Healthcare, Inc.*	7,060	246,182
Roche Holding AG (Switzerland)	3,740	1,309,033
Sanofi (France)	11,661	1,128,038
Shionogi & Co. Ltd. (Japan)	8,420	460,418
Supernus Pharmaceuticals, Inc.*	9,060	227,950
Virbac SA (France)*	189	55,265
		28,979,084
Professional Services 0.2%
ASGN, Inc.*	2,980	248,919
Barrett Business Services, Inc.	2,663	181,643
Experian PLC (United Kingdom)	4,556	173,080
IR Japan Holdings Ltd. (Japan)	3,600	576,520
Kelly Services, Inc. (Class A Stock)	900	18,513
Kforce, Inc.	3,980	167,518

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Teleperformance (France)	287	$95,854
Thomson Reuters Corp. (Canada)	900	73,660
		1,535,707
Real Estate Management & Development 0.2%
China Overseas Land & Investment Ltd. (China)	19,500	42,475
CK Asset Holdings Ltd. (Hong Kong)	13,000	66,691
Cushman & Wakefield PLC*	7,528	111,640
Deutsche Wohnen SE (Germany)	13,569	726,349
DREAM Unlimited Corp. (Canada) (Class A Stock)	13,150	219,528
eXp World Holdings, Inc.*	300	18,936
Mitsubishi Estate Co. Ltd. (Japan)	5,900	94,614
Poly Developments & Holdings Group Co. Ltd. (China) (Class A Stock)	29,800	72,386
Realogy Holdings Corp.*	7,600	99,712
RMR Group, Inc. (The) (Class A Stock)	463	17,881
Selvaag Bolig ASA (Norway)	12,369	84,065
Sumitomo Realty & Development Co. Ltd. (Japan)	1,500	46,173
Vonovia SE (Germany)	2,624	192,176
		1,792,626
Road & Rail 0.3%
Canadian Pacific Railway Ltd. (Canada)	3,000	1,040,608
CSX Corp.	5,560	504,570
Landstar System, Inc.	300	40,398
Old Dominion Freight Line, Inc.	2,980	581,637
Saia, Inc.*	500	90,400
Werner Enterprises, Inc.	6,460	253,361
		2,510,974
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.*	500	48,485
Amkor Technology, Inc.	4,500	67,860
Applied Materials, Inc.	48,904	4,220,415
ASML Holding NV (Netherlands)	251	123,364
BE Semiconductor Industries NV (Netherlands)	1,134	68,877
Broadcom, Inc.	2,880	1,261,008
Brooks Automation, Inc.	4,060	275,471
Cirrus Logic, Inc.*	3,600	295,920
CMC Materials, Inc.	1,500	226,950
Entegris, Inc.	6,100	586,210
FormFactor, Inc.*	8,760	376,855

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Intel Corp.	112,068	$5,583,228
KLA Corp.	12,540	3,246,731
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	6,200	88,161
MediaTek, Inc. (Taiwan)	19,000	507,628
MKS Instruments, Inc.	12,460	1,874,607
NVIDIA Corp.	2,840	1,483,048
Qorvo, Inc.*	5,000	831,350
Renesas Electronics Corp. (Japan)*	25,600	269,547
Semtech Corp.*	4,680	337,381
Skyworks Solutions, Inc.	9,760	1,492,109
STMicroelectronics NV (Switzerland)	20,864	773,843
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	125,000	2,361,244
Teradyne, Inc.	9,180	1,100,590
Texas Instruments, Inc.	26,780	4,395,401
Tokyo Electron Ltd. (Japan)	2,495	931,812
Ultra Clean Holdings, Inc.*	7,660	238,609
United Microelectronics Corp. (Taiwan)	58,000	97,690
		33,164,394
Software 4.7%
A10 Networks, Inc.*	3,580	35,299
Adobe, Inc.*	11,518	5,760,382
Asseco Poland SA (Poland)	4,002	73,249
Autodesk, Inc.*	1,100	335,874
Blackbaud, Inc.	1,780	102,457
Box, Inc. (Class A Stock)*	11,940	215,517
Cadence Design Systems, Inc.*	7,580	1,034,139
ChannelAdvisor Corp.*	6,280	100,354
Check Point Software Technologies Ltd. (Israel)*(a)	5,800	770,878
Cloudera, Inc.*	22,900	318,539
CommVault Systems, Inc.*	1,100	60,907
Constellation Software, Inc. (Canada)	100	129,855
eGain Corp.*	2,600	30,706
Envestnet, Inc.*	3,700	304,473
Intuit, Inc.	5,258	1,997,251
J2 Global, Inc.*	3,780	369,268
Microsoft Corp.	122,966	27,350,098
NortonLifeLock, Inc.	9,960	206,969
Oracle Corp.	67,398	4,359,977
Progress Software Corp.	6,143	277,602
QAD, Inc. (Class A Stock)	700	44,226
Sapiens International Corp. NV (Israel)	6,500	198,965
ServiceNow, Inc.*	2,680	1,475,152
SPS Commerce, Inc.*	3,776	410,036

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Topicus.com, Inc. (Canada)*^	185	$700
Verint Systems, Inc.*	5,100	342,618
		46,305,491
Specialty Retail 1.5%
AutoNation, Inc.*	4,260	297,305
Buckle, Inc. (The)	6,700	195,640
China Tourism Group Duty Free Corp. Ltd. (China) (Class A Stock)	1,700	73,756
Fnac Darty SA (France)*	3,116	201,548
Group 1 Automotive, Inc.	150	19,671
Hibbett Sports, Inc.*	4,400	203,192
Home Depot, Inc. (The)	22,958	6,098,104
Hornbach Holding AG & Co. KGaA (Germany)	1,878	179,878
JB Hi-Fi Ltd. (Australia)	2,690	101,170
JD Sports Fashion PLC (United Kingdom)*	55,963	658,173
Kingfisher PLC (United Kingdom)*	12,306	45,504
Lowe’s Cos., Inc.	23,320	3,743,093
Lumber Liquidators Holdings, Inc.*	1,500	46,110
MarineMax, Inc.*	1,700	59,551
Murphy USA, Inc.	1,980	259,123
Nitori Holdings Co. Ltd. (Japan)	3,300	691,589
O’Reilly Automotive, Inc.*	3,280	1,484,430
RH*	360	161,107
Sonic Automotive, Inc. (Class A Stock)	5,364	206,890
Zhongsheng Group Holdings Ltd. (China)	6,500	46,657
Zumiez, Inc.*	700	25,746
		14,798,237
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	215,804	28,635,033
Asustek Computer, Inc. (Taiwan)	6,000	53,590
Lite-On Technology Corp. (Taiwan)	26,000	46,117
Logitech International SA (Switzerland)	7,282	714,838
MCJ Co. Ltd. (Japan)	61,800	664,831
Pegatron Corp. (Taiwan)	291,000	698,157
Quanta Computer, Inc. (Taiwan)	18,000	51,846
Samsung Electronics Co. Ltd. (South Korea)	13,306	996,619
Wistron Corp. (Taiwan)	42,000	46,463
		31,907,494
Textiles, Apparel & Luxury Goods 0.1%
Crocs, Inc.*	1,300	81,458

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Deckers Outdoor Corp.*	1,610	$461,716
Kontoor Brands, Inc.	1,600	64,896
LVMH Moet Hennessy Louis Vuitton SE (France)	181	112,993
Shenzhou International Group Holdings Ltd. (China)	3,100	61,163
		782,226
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	1,200	45,036
Essent Group Ltd.	1,100	47,520
Flagstar Bancorp, Inc.	1,700	69,292
Home Capital Group, Inc. (Canada)*	5,700	132,995
Merchants Bancorp	1,413	39,041
Meta Financial Group, Inc.	1,400	51,184
Mr. Cooper Group, Inc.*	8,160	253,205
OP Bancorp	2,672	20,574
PennyMac Financial Services, Inc.	4,480	293,978
Premier Financial Corp.	800	18,400
Sterling Bancorp, Inc.	4,022	18,260
WSFS Financial Corp.	800	35,904
		1,025,389
Tobacco 0.7%
Altria Group, Inc.	89,060	3,651,460
British American Tobacco PLC (United Kingdom)	28,817	1,071,770
Imperial Brands PLC (United Kingdom)	30,089	635,075
Japan Tobacco, Inc. (Japan)	36,573	744,991
KT&G Corp. (South Korea)	1,736	132,763
Scandinavian Tobacco Group A/S (Denmark), 144A	40,506	694,793
		6,930,852
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	3,580	279,204
Ashtead Group PLC (United Kingdom)	2,200	103,267
Brenntag AG (Germany)	5,723	444,482
Bunzl PLC (United Kingdom)	1,633	54,588
Ferguson PLC	7,580	922,954
GMS, Inc.*	10,640	324,307
ITOCHU Corp. (Japan)	17,100	492,020
Mitsui & Co. Ltd. (Japan)	40,900	750,067

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
MonotaRO Co. Ltd. (Japan)	1,100	$56,025
Systemax, Inc.	400	14,356
		3,441,270
Transportation Infrastructure 0.0%
MMC Corp. Bhd (Malaysia)	336,100	75,550
Water Utilities 0.0%
American States Water Co.	2,580	205,136
Artesian Resources Corp. (Class A Stock)	905	33,557
		238,693
Wireless Telecommunication Services 0.2%
China Mobile Ltd. (China)	43,000	245,857
KDDI Corp. (Japan)	24,200	719,389
PLDT, Inc. (Philippines)	14,850	414,197
Rogers Communications, Inc. (Canada) (Class B Stock)	1,800	83,799
Shenandoah Telecommunications Co.	1,200	51,900
SoftBank Corp. (Japan)	32,200	403,222
Vodafone Group PLC (United Kingdom)	28,540	47,209
		1,965,573

Total Common Stocks (cost $462,590,755)		616,787,804
Exchange-Traded Funds 0.2%
iShares MSCI EAFE ETF	18,800	1,371,648
iShares MSCI Emerging Markets ETF(a)	10,000	516,700

Total Exchange-Traded Funds (cost $1,490,401)		1,888,348
Preferred Stocks 0.1%
Banks 0.0%
Citigroup Capital XIII, 6.584%, Maturing 10/30/40	3,000	85,500
Capital Markets 0.0%
State Street Corp. 5.350%, Series G, Maturing 12/31/49	5,000	144,800
Electric Utilities 0.1%
Cia Paranaense de Energia (Brazil) (PRFC B)	33,000	476,738

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Household Products 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	462	$52,058
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	4,320	293,953

Total Preferred Stocks (cost $784,016)		1,053,049

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 4.4%
Automobiles 1.0%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C	3.500%	01/18/24		300	310,790
Series 2019-01, Class B	3.130	02/18/25		100	103,500
Series 2019-01, Class C	3.360	02/18/25		200	210,609
Series 2019-02, Class C	2.740	04/18/25		300	312,467
Series 2019-03, Class C	2.320	07/18/25		800	828,795
Series 2020-01, Class B	1.480	01/21/25		500	508,958
Series 2020-02, Class D	2.130	03/18/26		100	103,060
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25		300	325,047
Series 2019-02A, Class A, 144A	3.350	09/22/25		616	657,719
Series 2019-03A, Class A, 144A	2.360	03/20/26		1,000	1,042,625
Series 2020-01A, Class A, 144A	2.330	08/20/26		500	516,001
Series 2020-02A, Class A, 144A	2.020	02/20/27		200	203,748
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25		100	100,789
Series 2020-03A, Class D	1.730	07/15/26		100	101,360

Ford Auto Securitization Trust (Canada), Series 2019-BA, Class A2, 144A	2.321	10/15/23	CAD	548	435,455
Ford Credit Floorplan Master Owner Trust, Series 2017-03, Class A	2.480	09/15/24		396	410,459
GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24		100	105,150
Hertz Vehicle Financing II LP, Series 2019-02A, Class A, 144A	3.420	05/25/25		114	114,496
OneMain Direct Auto Receivables Trust, Series 2019-01A, Class A, 144A	3.630	09/14/27		1,280	1,405,550
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		100	102,816

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust, (cont’d.)
Series 2020-03, Class D	1.640%	11/16/26	400	$405,899
World Omni Select Auto Trust,
Series 2018-01A, Class C, 144A	3.860	01/15/25	440	449,520
Series 2019-A, Class B	2.170	12/15/25	700	719,236
Series 2019-A, Class C	2.380	12/15/25	200	206,792
				9,680,841
Collateralized Loan Obligations 1.4%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.606(c)	07/22/32	1,000	999,854
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.490(c)	07/16/29	246	245,081
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.292(c)	05/17/31	1,000	995,058
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	1.244(c)	04/30/31	1,000	991,446
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.538(c)	01/20/32	750	749,998
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.448(c)	04/20/31	249	247,956
HPS Loan Management Ltd. (Cayman Islands), Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.536(c)	07/22/32	750	752,503
ICG US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)	1.595(c)	10/26/32	1,000	999,002
LCM LP (Cayman Islands), Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	1.358(c)	07/19/27	1,750	1,748,271
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.268(c)	04/20/31	1,500	1,488,935
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.608(c)	07/20/32	1,000	998,534

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Shackleton CLO Ltd. (Cayman Islands), Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	1.407%(c)	07/15/31		500	$498,017
Sound Point CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.459(c)	10/23/31		750	748,136
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	1.418(c)	07/20/31		250	249,911
Trinitas CLO Ltd. (Cayman Islands), Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.398(c)	10/18/31		994	988,975
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.418(c)	10/20/31		500	497,494
York CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.566(c)	07/22/32		1,000	1,003,229
					14,202,400
Consumer Loans 0.5%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	200	156,189
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		100	101,276
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A	3.810	12/21/26		130	131,781
Series 2018-02A, Class A, 144A	4.230	04/20/27		100	102,818
Series 2019-02A, Class A, 144A	2.780	04/20/28		900	924,231

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		200	203,049
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	0.954(c)	09/14/32		113	112,779
Series 2017-01A, Class C, 144A	3.350	09/14/32		135	135,345
Series 2018-01A, Class A, 144A	3.300	03/14/29		190	191,869
Series 2020-01A, Class A, 144A	3.840	05/14/32		300	316,402
Series 2020-02A, Class A, 144A	1.750	09/14/35		500	508,963

Oportun Funding IX LLC, Series 2018-B, Class D, 144A	5.770	07/08/24		500	504,195
Oportun Funding LLC, Series 2020-01, Class A, 144A	2.200	05/15/24		267	267,540

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)

Oportun Funding X LLC, Series 2018-C, Class A, 144A	4.100%	10/08/24		300	$304,828
Oportun Funding XII LLC, Series 2018-D, Class A, 144A	4.150	12/09/24		200	203,484
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.998(c)	02/25/23		150	147,464
SoFi Consumer Loan Program Trust, Series 2020-01, Class A, 144A	2.020	01/25/29		535	540,313
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680	07/15/30		375	376,189
					5,228,715
Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30		800	965,783
Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, 1 Month Sterling Overnight Index Average + 1.400% (Cap N/A, Floor 0.000%)	1.448(c)	11/15/28	GBP	465	637,547
					1,603,330
Equipment 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40		400	412,366
Series 2018-A, Class A5, 144A	3.610	03/10/42		100	107,319
Series 2019-A, Class A5, 144A	3.080	11/12/41		400	429,336
					949,021
Home Equity Loans 0.0%
CDC Mortgage Capital Trust, Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.798(c)	03/25/33		9	8,602
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.048(c)	07/25/32		1	1,305
					9,907

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A	3.500%	06/20/35	160	$165,855
Series 2019-02A, Class A, 144A	2.590	05/20/36	397	410,102

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.948(c)	06/25/24	1,400	1,352,990
				1,928,947
Residential Mortgage-Backed Securities 0.3%
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.498(c)	10/25/37	200	201,431
Countrywide Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.898(c)	03/25/34	59	59,157
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	281	281,562
Series 2020-11R, Class 1A1, 144A	2.303	04/25/38^	740	740,000
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	148	148,857
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	250	250,709
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	46	46,173
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	202	207,539
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	119	123,212
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	0.748(c)	02/25/57	322	320,703
Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	130	133,227
				2,512,570
Student Loans 0.5%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	207	212,142
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	173	179,478
Series 2018-CGS, Class A1, 144A	3.870	02/25/46	85	87,499
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	125	127,266
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	242	247,641
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	219	224,198

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190%	02/18/42	453	$462,301
Series 2018-CA, Class A2, 144A	3.520	06/16/42	232	236,191
Series 2019-CA, Class A2, 144A	3.130	02/15/68	300	309,086
Series 2019-EA, Class A2A, 144A	2.640	05/15/68	500	515,403

Navient Student Loan Trust, Series 2018-EA, Class A2, 144A	4.000	12/15/59	279	289,534
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48	400	413,321
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	575	597,278
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	351	361,105
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	600	619,967
				4,882,410
Unknown Bloomberg ABS Collateral Type 0.2%
Chase Auto Credit Linked Notes, Series 2020-02, Class D, 144A	1.487	02/25/28	700	700,954
Santander Drive Auto Receivables Trust, Series 2020-04, Class D	1.480	01/15/27	300	302,920
York CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.669(c)	04/20/32	1,250	1,237,527
				2,241,401

Total Asset-Backed Securities (cost $42,319,443)				43,239,542
Bank Loan 0.0%
Oil & Gas
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000% (cost $152,000)	10.000(c)	11/01/25	152	164,920
Commercial Mortgage-Backed Securities 7.7%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	1,000	1,125,675
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,875,529

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Barclays Commercial Mortgage Securities Trust, Series 2018-C02, Class A4	4.047%	12/15/51	1,351	$1,570,658
Benchmark Mortgage Trust,
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,969,133
Series 2020-B17, Class A4	2.042	03/15/53	650	679,426

BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.959(c)	12/15/36	1,099	1,099,335
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,215,103
Series 2020-MF02, Class C, 144A	2.995	03/15/39	1,500	1,489,593
Series 2020-MF02, Class D, 144A	3.349	03/15/39	900	874,607
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	196	206,664
Series 2015-GC29, Class A3	2.935	04/10/48	408	435,173
Series 2015-P01, Class A4	3.462	09/15/48	600	654,563
Series 2017-P08, Class A3	3.203	09/15/50	1,000	1,099,346
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,922,105
Series 2020-555, Class A, 144A	2.647	12/10/41	2,000	2,103,440
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,509,277
Commercial Mortgage Trust,
Series 2013-CR08, Class A4	3.334	06/10/46	326	343,503
Series 2014-CR15, Class A2	2.928	02/10/47	118	117,660
Series 2014-CR18, Class A4	3.550	07/15/47	380	412,394
Series 2014-UBS04, Class A4	3.420	08/10/47	700	743,902
Series 2015-LC21, Class A3	3.445	07/10/48	700	759,153
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	765	830,851
Series 2017-C08, Class A3	3.127	06/15/50	800	864,691

Deutsche Bank Commercial Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	800	851,926
Fannie Mae-Aces,
Series 2015-M10, Class A2	3.092(cc)	04/25/27	1,137	1,271,372
Series 2018-M10, Class A1	3.370(cc)	07/25/28	207	227,542
Series 2019-M25, Class A1	2.142	11/25/29	1,863	1,971,591
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO	1.345(cc)	05/25/22	2,487	36,672
Series K021, Class X1, IO	1.404(cc)	06/25/22	772	11,410
Series K025, Class X1, IO	0.799(cc)	10/25/22	1,292	14,754
Series K055, Class X1, IO	1.362(cc)	03/25/26	2,268	139,390
Series K064, Class AM	3.327(cc)	03/25/27	1,280	1,458,753
Series K068, Class AM	3.315	08/25/27	900	1,032,005
Series K069, Class AM	3.248(cc)	09/25/27	150	170,984
Series K070, Class AM	3.364	12/25/27	225	260,080

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K074, Class A2	3.600%	01/25/28	2,773	$3,250,727
Series K075, Class AM	3.650(cc)	02/25/28	575	675,771
Series K076, Class AM	3.900	04/25/28	425	503,149
Series K077, Class AM	3.850(cc)	05/25/28	160	190,605
Series K079, Class AM	3.930	06/25/28	996	1,188,594
Series K080, Class AM	3.986(cc)	07/25/28	1,777	2,128,809
Series K083, Class AM	4.030(cc)	10/25/28	275	332,017
Series K086, Class AM	3.919(cc)	12/25/28	200	240,057
Series K087, Class AM	3.832(cc)	12/25/28	250	297,557
Series K157, Class A2	3.990(cc)	05/25/33	700	860,680
Series W5FX, Class AFX	3.214(cc)	04/25/28	380	425,698

GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136	02/10/48	400	427,629
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4	2.694	04/15/46	91	94,255
Series 2017-JP07, Class ASB	3.241	09/15/50	400	438,144
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.159(c)	09/15/29	700	695,632
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3	2.863	12/15/48	180	186,657
Series 2015-C23, Class A3	3.451	07/15/50	584	635,464
Series 2015-C25, Class A4	3.372	10/15/48	700	770,152
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,300	1,379,852
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,389,202
Series 2020-L04, Class A2	2.449	02/15/53	3,600	3,863,372
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	500	547,240
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,570,411
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,916,728
Series 2018-C09, Class A3	3.854	03/15/51	400	448,980
Series 2018-C14, Class A3	4.180	12/15/51	996	1,164,638
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4	2.792	12/10/45	200	205,008
Series 2013-C05, Class A3	2.920	03/10/46	90	92,406
Series 2013-C06, Class A3	2.971	04/10/46	194	201,016
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	870,154
Series 2016-C33, Class A3	3.162	03/15/59	1,189	1,280,376
Series 2016-C34, Class A3	2.834	06/15/49	800	850,846
Series 2016-C35, Class A3	2.674	07/15/48	1,200	1,278,299
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,610,751
Series 2017-C38, Class A4	3.190	07/15/50	700	779,996

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2018-C46, Class A3	3.888%	08/15/51	1,050	$1,217,322
Series 2018-C48, Class A4	4.037	01/15/52	1,707	2,005,703
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,682,561
Series 2020-C55, Class A4	2.474	02/15/53	3,600	3,873,911

Total Commercial Mortgage-Backed Securities (cost $70,437,408)				75,918,629
Corporate Bonds 15.8%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	500	365,067
Aerospace & Defense 0.1%
Boeing Co. (The), Sr. Unsec’d. Notes	3.750	02/01/50	515	539,156
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	99	105,016
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A(a)	5.696	09/16/23	210	223,692
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	280,096
				1,147,960
Agriculture 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222	08/15/24	810	876,933
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	170	168,375
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	2	2,453
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	75	75,658
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	40	41,298
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21	200	200,972

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125%	06/15/27	260	$309,109
Sr. Unsec’d. Notes	5.250	05/04/25	300	347,808

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	63	63,394
				1,209,067
Auto Manufacturers 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	0.631(c)	04/12/21	80	80,070
Gtd. Notes, 144A	3.100	04/12/21	105	105,756

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350	05/04/21	330	333,204
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	350	354,733
Sr. Unsec’d. Notes	5.291	12/08/46	135	141,107
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336	03/18/21	206	206,535
Sr. Unsec’d. Notes	3.350	11/01/22	770	781,792
Sr. Unsec’d. Notes	5.875	08/02/21	200	204,347
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	172,031
Sr. Unsec’d. Notes	5.000	04/01/35	380	456,001
Sr. Unsec’d. Notes	6.250	10/02/43	95	128,114
Sr. Unsec’d. Notes	6.600	04/01/36	80	108,672
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	1.080(c)	04/09/21	160	160,124
Gtd. Notes	3.550	04/09/21	120	120,892
Gtd. Notes	3.950	04/13/24	616	671,610

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850	01/15/21	565	565,431
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	4.000	11/12/21	245	252,545
				4,842,964

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	5.375%	11/15/27	250	$265,244
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	2.450	06/15/30	350	377,289
				642,533
Banks 3.7%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848	04/12/23	200	214,525
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	350	368,937
Jr. Sub. Notes, Series MM	4.300(ff)	–(rr)	235	241,614
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	191	201,079
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	390	413,617
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	181,799
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	240,488
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	85	90,786
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	2,106,409
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	135,463
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	882	979,068
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	416,302
Sub. Notes, MTN	4.450	03/03/26	365	425,590

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.500	06/28/24	660	704,543
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	782	818,923
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	178,822
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	2.645(ff)	06/24/31	1,075	1,121,396
Sr. Unsec’d. Notes	4.375	01/12/26	200	230,608
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	480,696
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	750	763,974
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	275	284,814
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%	4.316(c)	–(rr)	280	279,811
Jr. Sub. Notes, Series U	5.000(ff)	–(rr)	100	103,839
Jr. Sub. Notes, Series V	4.700(ff)	–(rr)	1,290	1,325,419
Sr. Unsec’d. Notes(a)	2.572(ff)	06/03/31	880	937,563
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	329,882
Sr. Unsec’d. Notes	3.700	01/12/26	200	227,389

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.887%(ff)	01/10/28	1,500	$1,723,232
Sub. Notes	4.400	06/10/25	767	879,348
Sub. Notes	4.450	09/29/27	195	230,173
Sub. Notes	4.750	05/18/46	55	72,834
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	1.510(c)	02/04/21	200	200,022
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	245	251,897
Sr. Unsec’d. Notes	4.250	02/04/21	175	175,454
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	220	221,829

Discover Bank, Sr. Unsec’d. Notes	4.250	03/13/26	315	362,857
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%	4.128(c)	–(rr)	265	263,997
Sr. Unsec’d. Notes	3.750	02/25/26	50	56,845
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	219,818
Sr. Unsec’d. Notes	3.850	01/26/27	410	468,284
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	112,480
Sr. Unsec’d. Notes	5.750	01/24/22	250	264,093
Sub. Notes	6.750	10/01/37	275	418,134
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	345	362,404
Jr. Sub. Notes, Series HH	4.600(ff)	–(rr)	1,290	1,330,603
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.684(c)	–(rr)	146	145,278
Sr. Unsec’d. Notes	2.950	10/01/26	210	233,116
Sr. Unsec’d. Notes	3.200	06/15/26	1,066	1,192,813
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	265	302,641
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	168,085
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,827,255
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	933,403
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	305,542
Sub. Notes	3.875	09/10/24	90	100,735

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	300	340,517
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.847(c)	–(rr)	125	124,058
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	45	48,240
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,358,024
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	424,062
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	292,439
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,536	1,752,611

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488%(ff)	12/14/26		1,000	$1,009,011
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24		310	335,582
State Street Corp., Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%	3.814(c)	–(rr)		190	189,463
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28		2,500	2,659,425
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		1,025	1,087,385
					36,247,345
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36		150	190,126
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000	01/17/43		120	137,925
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49		825	1,168,083
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21		190	192,325
					1,688,459
Building Materials 0.2%
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28		800	849,488
Johnson Controls International PLC, Sr. Unsec’d. Notes	6.000	01/15/36		450	625,476
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		300	321,025
					1,795,989
Chemicals 0.4%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44		150	189,916
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22		640	646,173
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		67	119,879
Nouryon Holding BV (Netherlands), Gtd. Notes	6.500	10/01/26	EUR	2,250	2,899,388

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875%	03/27/24		200	$212,831
Gtd. Notes	6.500	09/27/28		200	216,727
					4,284,914
Commercial Services 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		500	532,901
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		1,166	1,230,405
Gtd. Notes, 144A	7.000	10/15/37		20	30,950

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	105,645
Loxam SAS (France), Sr. Sub. Notes	5.750	07/15/27	EUR	1,100	1,353,018
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	333,716
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	304,432
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	62,056
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31		75	78,809
Gtd. Notes	4.000	07/15/30		425	448,074
Gtd. Notes	4.875	01/15/28		200	214,116
Gtd. Notes	5.500	05/15/27		250	267,662

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30		595	608,359
					5,570,143
Computers 0.0%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26		175	188,975
Diversified Financial Services 0.2%
Charles Schwab Corp. (The), Jr. Sub. Notes, Series H	4.000(ff)	–(rr)		375	393,662
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		65	89,783

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500%	08/15/28	120	$127,012
Gtd. Notes, 144A	6.000	01/15/27	400	425,589

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	243,103
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21	335	335,947
				1,615,096
Electric 1.3%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	174,178
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	173,035
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	208,888
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	153,955
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	234,774
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	178,791
General Ref. Mortgage, Series Z	2.400	09/01/26	170	183,359

Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	915,884
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	800	863,856
Jr. Sub. Notes	4.104	04/01/21	400	403,485

DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	770,520
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	82,313
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	228,790
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	186,196
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	685	767,847
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.875	05/25/22	500	515,935
Gtd. Notes, 144A	4.625	09/14/25	265	308,332

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	216,805

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	5.750%	01/26/21	540	$537,300
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	377,029
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	86,714
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	40,476
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	333,112
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	271,322
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	301,440
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	199,745
Sr. Unsec’d. Notes	4.150	04/01/48	175	222,846

Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	45,691
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	180,973
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	287,956
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	293,783
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	1,273,433
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27	600	637,859
Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	697,788

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41	105	134,126
				12,488,536
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.750	12/01/24	1,200	1,370,404
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	200	209,486

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico), (cont’d.)
Sr. Sec’d. Notes, 144A	4.250%	10/31/26		200	$212,366
Sr. Sec’d. Notes, 144A	5.500	07/31/47		200	209,486
					631,338
Entertainment 0.1%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26		304	66,457
Sr. Sec’d. Notes, 144A	10.500	04/24/26		52	35,262

International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25		650	727,725
					829,444
Foods 0.3%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		650	689,867
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.875	10/01/49		450	522,243
Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49		275	351,530
Picard Bondco SA (Luxembourg), Gtd. Notes	5.500	11/30/24	EUR	1,000	1,252,582
					2,816,222
Forest Products & Paper 0.0%
International Paper Co.,
Sr. Unsec’d. Notes	6.000	11/15/41		30	43,360
Sr. Unsec’d. Notes	7.300	11/15/39		175	278,970
					322,330
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		825	940,906
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47		200	243,743
Eastern Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		10	12,596

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490%	05/15/27		548	$621,210
Sr. Unsec’d. Notes	4.800	02/15/44		40	52,543

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	846,535
					2,717,533
Healthcare-Products 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46		295	434,998
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	385	506,006
Medtronic Global Holdings SCA, Gtd. Notes	2.250	03/07/39	EUR	100	151,442
					1,092,446
Healthcare-Services 0.6%
Allina Health System, Unsec’d. Notes, Series 2019	3.887	04/15/49		115	130,824
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	58,671
Sr. Unsec’d. Notes	4.650	01/15/43		30	39,384

Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46		795	1,018,093
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	2.375	03/01/28	EUR	800	981,459
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	118,211
HCA, Inc., Gtd. Notes	5.375	02/01/25		230	258,465
Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	3.200	06/01/50		160	171,511
IHC Health Services, Inc., Sec’d. Notes	4.131	05/15/48		480	621,617
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47		140	181,379
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22		20	20,597
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50		155	173,138

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

MultiCare Health System, Unsec’d. Notes	2.803%	08/15/50	280	$289,518
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	190	202,535
Unsec’d. Notes, Series H	2.746	10/01/26	50	54,550
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	325	338,396
Sr. Sec’d. Notes	4.625	07/15/24	478	489,706

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.500	02/15/24	355	387,870
				5,535,924
Home Builders 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	4.875	02/15/30	600	620,220
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	325	347,128
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	90	101,932
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	80	89,584
				1,158,864
Insurance 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	137,681
Gtd. Notes, 144A	3.951	10/15/50	180	214,667
Gtd. Notes, 144A	4.569	02/01/29	350	427,983

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	152,108
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43	25	30,965
Sr. Unsec’d. Notes	5.000	04/05/46	325	442,722

New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	170,038
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	19,290

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270%	05/15/47	240	$299,410
Sub. Notes, 144A	6.850	12/16/39	22	34,403
				1,929,267
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	130	133,612
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	599,084
				732,696
Machinery-Diversified 0.1%
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	89	105,316
Xylem, Inc.,
Sr. Unsec’d. Notes	1.950	01/30/28	975	1,028,126
Sr. Unsec’d. Notes	4.875	10/01/21	160	165,015
				1,298,457
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	350	368,845
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	900	987,305
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	350	361,445
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	120	149,826
Sr. Sec’d. Notes	6.384	10/23/35	110	150,654
Sr. Sec’d. Notes	6.484	10/23/45	172	244,017

Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250	02/15/24	50	50,682
Comcast Corp., Gtd. Notes	3.969	11/01/47	19	23,719
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	740	801,263
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	310	305,689
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	300	313,765

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375%	08/15/26	550	$446,958
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	575	761,308
DISH DBS Corp., Gtd. Notes	7.375	07/01/28	225	240,499
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	180,110
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	4.375	03/15/43	600	707,710
Sr. Unsec’d. Notes	5.250	04/01/44	65	84,455

Videotron Ltd. (Canada), Gtd. Notes	5.000	07/15/22	150	157,709
				6,335,959
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	280	407,891
Newmont Corp., Gtd. Notes	3.625	06/09/21	110	110,924
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500	07/27/35	95	144,605
				663,420
Miscellaneous Manufacturing 0.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	03/15/25	300	279,656
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	534,212
				813,868
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.750	01/06/23	70	72,559
Sr. Unsec’d. Notes	3.250	02/11/22	65	66,812
				139,371

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas 1.3%
Antero Resources Corp.,
Gtd. Notes	5.125%	12/01/22		250	$249,947
Gtd. Notes	5.625	06/01/23		500	488,831
Sr. Unsec’d. Notes, 144A	8.375	07/15/26		100	101,758
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		79	87,887
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		125	124,472

BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24		518	566,289
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	–(rr)		750	800,187
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		318	372,805
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	2.875	09/30/29		450	469,260
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27		2,000	2,286,663
Gtd. Notes	4.875	10/01/47		35	47,582

ConocoPhillips Co., Sr. Unsec’d. Notes	6.950	04/15/29		150	210,252
Continental Resources, Inc., Gtd. Notes	4.500	04/15/23		151	155,703
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41		35	42,707
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	140,919
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25		240	266,519
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.400	04/15/29		650	723,195
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		200	206,685
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		200	208,467
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34		340	391,340
Gtd. Notes	6.500	02/01/38		50	55,754
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	230	384,213
Gtd. Notes	6.900	03/19/49		430	547,631
Gtd. Notes	7.375	01/17/27		60	74,431
Gtd. Notes	8.750	05/23/26		60	78,047

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500%	01/21/21		50	$50,090
Gtd. Notes	6.350	02/12/48		136	122,838
Gtd. Notes	6.490	01/23/27		73	76,992
Gtd. Notes	6.500	03/13/27		1,650	1,739,625
Gtd. Notes	7.690	01/23/50		303	306,072
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	298,725
Gtd. Notes, MTN	6.750	09/21/47		231	216,347
Gtd. Notes, MTN	6.875	08/04/26		10	10,920

Range Resources Corp., Gtd. Notes(a)	9.250	02/01/26		625	653,092
Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49		345	387,525
					12,943,770
Oil & Gas Services 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28		336	378,373
Sr. Unsec’d. Notes, 144A	4.000	12/21/25		23	26,138
					404,511
Packaging & Containers 0.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	1,250	1,557,672
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		95	99,942
					1,657,614
Pharmaceuticals 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		315	351,142
Sr. Unsec’d. Notes	4.250	11/21/49		1,285	1,614,207
Sr. Unsec’d. Notes	4.500	05/14/35		235	295,414
Sr. Unsec’d. Notes	4.550	03/15/35		430	544,006
Sr. Unsec’d. Notes	4.700	05/14/45		250	325,629
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29		50	51,406
Gtd. Notes, 144A	5.250	02/15/31		75	78,341
Gtd. Notes, 144A	7.000	01/15/28		500	548,631

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500%	06/25/21	200	$202,333
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	65	71,970
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	70	89,570
Sr. Unsec’d. Notes	4.250	10/26/49	395	531,796
Sr. Unsec’d. Notes	5.000	08/15/45	225	324,007

Cigna Corp., Gtd. Notes	4.500	02/25/26	967	1,129,983
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	923	1,094,796
Sr. Unsec’d. Notes	4.780	03/25/38	90	113,644
Sr. Unsec’d. Notes	5.125	07/20/45	487	652,591
Sr. Unsec’d. Notes	5.300	12/05/43	45	60,714

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400	09/23/21	228	230,837
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40	250	263,968
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	755	987,540
Viatris, Inc., Gtd. Notes, 144A	4.000	06/22/50	370	421,486
				9,984,011
Pipelines 0.8%
Energy Transfer Operating LP,
Gtd. Notes	4.950	06/15/28	210	241,680
Gtd. Notes	5.000	05/15/50	170	183,603
Gtd. Notes	5.300	04/15/47	500	548,931
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	275	278,243
Gtd. Notes	4.200	01/31/50	345	402,770
Gtd. Notes	4.850	03/15/44	185	228,684

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	368,944
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	220	220,321
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	661,205
Sr. Unsec’d. Notes	4.500	04/15/38	175	200,429
Sr. Unsec’d. Notes	4.875	06/01/25	375	433,129

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	5.200%	03/01/47	20	$24,613
Sr. Unsec’d. Notes	5.500	02/15/49	90	118,116

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	252,345
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	1,059,931
Gtd. Notes	4.950	07/13/47	50	55,829

Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	360	394,367
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.300	01/31/43	740	728,290
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	184,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	275	280,807
Gtd. Notes, 144A	7.500	10/01/25	150	161,733
Sr. Unsec’d. Notes, 144A	6.000	12/31/30	125	128,707
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	445	457,178
Sr. Unsec’d. Notes	5.300	03/01/48	20	19,802
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.850	03/01/48	20	24,578
Sr. Unsec’d. Notes	4.900	01/15/45	220	261,706
Sr. Unsec’d. Notes	5.400	03/04/44	175	215,789
				8,135,980
Real Estate Investment Trusts (REITs) 0.4%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	450	504,603
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	345	396,635
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	175	200,924
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	315	343,574
Ventas Realty LP, Gtd. Notes	2.650	01/15/25	1,750	1,874,497

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VEREIT Operating Partnership LP, Gtd. Notes	3.400%	01/15/28		800	$882,914
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26		160	186,493
					4,389,640
Retail 0.5%
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31		185	183,415
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28		2,350	2,795,363
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	1,200	1,506,789
Macy’s Retail Holdings LLC, Gtd. Notes	3.875	01/15/22		26	25,795
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		170	175,414
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		500	521,895
					5,208,671
Semiconductors 0.3%
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26		166	184,137
Gtd. Notes	4.700	04/15/25		1,750	2,006,415
Gtd. Notes	4.750	04/15/29		975	1,165,402
					3,355,954
Software 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50		48	50,482
Sr. Unsec’d. Notes	2.675	06/01/60		295	320,036
					370,518
Telecommunications 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.300	02/15/30		5	5,973
Sr. Unsec’d. Notes, 144A	2.550	12/01/33		274	281,688
Sr. Unsec’d. Notes, 144A	3.500	09/15/53		2,073	2,082,376

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	3.550%	09/15/55	115	$115,338
Sr. Unsec’d. Notes, 144A	3.650	09/15/59	240	241,602

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	50	82,700
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes (original cost $361,000; purchased 02/19/20)(f)	5.500	08/01/23(d)	400	270,961
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	1,250	1,356,916
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	300	474,918
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	52	52,039
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	2.550	02/15/31	1,500	1,575,571
Sr. Sec’d. Notes, 144A	4.500	04/15/50	300	371,293
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33	185	233,238
Sr. Unsec’d. Notes	4.862	08/21/46	711	954,203
				8,098,816
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28	135	183,237
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	170	251,637
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903	02/15/23	97	101,515
Sr. Unsec’d. Notes	5.590	05/17/25	20	23,851

XPO Logistics, Inc., Gtd. Notes, 144A	6.750	08/15/24	300	319,308
				879,548

Total Corporate Bonds (cost $143,332,291)				156,780,557

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.4%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263%	09/15/32	35	$41,336
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	379,810
Taxable, Revenue Bonds	2.574	04/01/31	415	447,092
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	210	347,140
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	24,996
				1,199,038
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	237,675
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	35	37,152
General Obligation Unlimited, Series D	5.000	11/01/22	710	754,212
General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	100	106,814
				1,135,853
Michigan 0.1%
University of Michigan, Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	582,989
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	276,756
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	5.767	08/01/36	190	253,947

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910%	06/01/40	65	$90,042
Ohio Water Development Authority Water Pollution Control Loan Fund, Taxable, Revenue Bonds, BABs, Series B2	4.879	12/01/34	45	54,012
				144,054
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	70	101,646
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	118,982
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	107,247

Total Municipal Bonds (cost $3,199,526)				3,961,848
Residential Mortgage-Backed Securities 2.3%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/35	3	3,137
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	3.672(cc)	02/25/35	13	12,962
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.748(c)	04/25/28	79	79,403
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.998(c)	10/25/28	93	92,593
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.248(c)	07/25/29	101	100,929
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.748(c)	07/25/29	300	300,238
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.548(c)	10/25/29	99	99,069
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.148(c)	10/25/29	300	298,649
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.798(c)	06/25/30	139	139,658

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.548%(c)	06/25/30	150	$151,540
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.750(c)	06/25/30	175	175,117
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.750(c)	06/25/30	150	150,062

Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	3.195(cc)	02/25/37	32	31,605
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.155(c)	01/25/57	331	333,155
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	462	462,724
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.298(c)	09/25/31	227	226,656
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.248(c)	10/25/39	248	247,720
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	349	376,438
Series 2020-RPL06, Class A1, 144A	2.688	03/25/59	490	490,596
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.848(c)	11/25/28	69	68,766
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.148(c)	10/25/30	290	292,446
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.148(c)	10/25/30	150	152,135
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.648(c)	10/25/30	150	152,609
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M21 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.548(c)	05/25/30	134	132,973
Series 2018-C03, Class 1M21 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.298(c)	10/25/30	74	73,804
Fannie Mae REMICS,
Series 2014-11, Class VB	4.500	04/25/42	500	577,211
Series 2018-78, Class A	3.500	07/25/43	275	281,115
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA03, Class M11 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.898(c)	03/25/30	128	127,925
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.082(c)	11/25/50	250	254,363

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk Debt Notes, (cont’d.)
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.682%(c)	11/25/50		1,205	$1,212,496
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.998(c)	02/25/50		360	357,791
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.148(c)	06/25/50		235	236,173
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.148(c)	08/25/50		450	477,521
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.898(c)	08/25/50		230	233,213
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.882(c)	10/25/50		190	197,488
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.748(c)	07/25/50		625	629,325

FHLMC Structured Agency Credit Risk Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.898(c)	09/25/48		1	590
Finsbury Square PLC (United Kingdom), Series 2020-02A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.300% (Cap N/A, Floor 0.000%)	1.353(c)	06/16/70	GBP	190	260,825
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49		1,049	1,051,722
JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	2.956(cc)	07/25/35		13	12,657
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59		90	89,956
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		336	335,606
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		375	375,772
Series 2020-SL01, Class A, 144A	2.734	01/25/60		414	414,710

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.655(c)	04/01/24		85	84,750
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.399(c)	01/23/23		185	185,137
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.499(c)	04/23/23		175	175,006
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.499(c)	04/23/23		345	345,012

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

MRA Issuance Trust, Series 2020-15, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.500%(c)	07/15/21		4,150	$4,143,775
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.898(c)	01/25/48		142	142,472
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.548(c)	07/25/29		12	11,595
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.348(c)	07/25/30		85	85,498
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.898(c)	07/25/30		300	303,039

OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	0.798(c)	06/25/57		123	123,224
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.967(c)	12/25/22		1,400	1,400,097
Radnor Re Ltd. (Bermuda),
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.598(c)	02/25/30		200	197,827
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	3.298(c)	10/25/30		375	376,385
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.148(c)	10/25/30		235	237,499
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.748(c)	10/25/30		185	188,227

Residential Mortgage Securities PLC (United Kingdom), Series 32A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.250% (Cap N/A, Floor 0.000%)	1.304(c)	06/20/70	GBP	567	782,470
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58		519	565,473
Station Place Securitization Trust, Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.643(c)	05/20/21		1,260	1,261,296
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	3.080(cc)	02/25/34		23	22,466

Total Residential Mortgage-Backed Securities (cost $22,161,216)					22,402,691

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 1.5%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27		485	$543,626
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	209,944
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	200	252,284
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375	07/12/21		200	204,512
Sr. Unsec’d. Notes	5.000	06/15/45		200	244,509
Sr. Unsec’d. Notes	7.375	09/18/37		100	146,007
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	290	368,873
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	450	570,864

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	220,952
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		250	260,061
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	483,127
Sr. Unsec’d. Notes	4.450	02/11/24		200	221,819
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	315	408,818
Sr. Unsec’d. Notes, EMTN	4.750	01/08/26		200	233,836

Iraq International Bond (Iraq), Sr. Unsec’d. Notes, 144A	5.800	01/15/28		347	323,023
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	208,999
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		400	411,584

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	297,171
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	107,608
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26		135	175,621
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		200	215,022
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	281,162
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		1,900	1,998,885
Sr. Unsec’d. Notes	2.875	10/17/29		2,000	2,108,356

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23		160	$169,096
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	420	627,838
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	270	412,235
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		205	208,113
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		285	297,893
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	223,596

Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	5.750	01/18/22		200	155,041
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	205,855
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/24		300	339,803
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	400	466,460
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		640	684,746
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		210	291,702
Sr. Unsec’d. Notes	5.100	06/18/50		65	91,059

Total Sovereign Bonds (cost $13,636,533)					14,670,100
U.S. Government Agency Obligations 1.2%
Federal Home Loan Bank(k)	5.500	07/15/36		135	208,157
Federal Home Loan Mortgage Corp.	4.500	10/01/39		125	140,794
Federal Home Loan Mortgage Corp.	5.000	04/01/34		11	12,366
Federal Home Loan Mortgage Corp.	5.000	05/01/34		20	23,011
Federal Home Loan Mortgage Corp.	5.000	10/01/35		31	36,371
Federal Home Loan Mortgage Corp.	5.000	11/01/41		261	302,812
Federal Home Loan Mortgage Corp.	5.500	12/01/33		21	23,968
Federal Home Loan Mortgage Corp.	5.500	05/01/34		7	8,717
Federal Home Loan Mortgage Corp.	5.500	07/01/34		47	54,752
Federal Home Loan Mortgage Corp.	5.500	05/01/37		8	9,268
Federal Home Loan Mortgage Corp.	5.500	10/01/37		16	18,465
Federal Home Loan Mortgage Corp.	6.000	01/01/34		26	29,134
Federal Home Loan Mortgage Corp.	6.750	09/15/29		25	37,327
Federal Home Loan Mortgage Corp.	7.000	10/01/31		1	735
Federal Home Loan Mortgage Corp.	7.000	05/01/32		11	12,787
Federal National Mortgage Assoc.	2.000	TBA		1,000	1,038,632

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.000%	TBA	2,500	$2,591,989
Federal National Mortgage Assoc.	4.500	09/01/39	101	112,569
Federal National Mortgage Assoc.	4.500	08/01/40	85	95,266
Federal National Mortgage Assoc.	4.500	02/01/44	125	138,825
Federal National Mortgage Assoc.	4.500	08/01/44	241	267,801
Federal National Mortgage Assoc.	4.500	01/01/45	216	241,863
Federal National Mortgage Assoc.	5.000	07/01/35	20	22,807
Federal National Mortgage Assoc.	5.000	02/01/36	45	52,732
Federal National Mortgage Assoc.	5.500	06/01/33	9	10,797
Federal National Mortgage Assoc.	5.500	08/01/33	15	17,658
Federal National Mortgage Assoc.	5.500	09/01/33	26	29,812
Federal National Mortgage Assoc.	5.500	09/01/33	46	54,237
Federal National Mortgage Assoc.	5.500	01/01/34	20	22,773
Federal National Mortgage Assoc.	5.500	01/01/34	20	23,521
Federal National Mortgage Assoc.	5.500	07/01/34	33	38,500
Federal National Mortgage Assoc.	6.000	11/01/33	7	7,875
Federal National Mortgage Assoc.	6.000	01/01/34	7	8,036
Federal National Mortgage Assoc.	6.000	01/01/34	97	115,782
Federal National Mortgage Assoc.	6.000	02/01/34	10	11,551
Federal National Mortgage Assoc.	6.000	10/01/34	3	3,659
Federal National Mortgage Assoc.	6.000	10/01/34	5	5,602
Federal National Mortgage Assoc.	6.000	11/01/34	10	11,957
Federal National Mortgage Assoc.	6.000	11/01/34	17	18,770
Federal National Mortgage Assoc.	6.000	11/01/34	59	69,931
Federal National Mortgage Assoc.	6.000	01/01/35	11	12,886
Federal National Mortgage Assoc.	6.000	01/01/35	58	65,427
Federal National Mortgage Assoc.	6.000	02/01/35	50	59,942
Federal National Mortgage Assoc.	6.000	08/01/36	11	11,903
Federal National Mortgage Assoc.	6.000	08/01/38	5	6,373
Federal National Mortgage Assoc.	6.250	05/15/29	45	64,108
Federal National Mortgage Assoc.	6.500	05/01/24	8	9,255
Federal National Mortgage Assoc.	6.500	07/01/29	9	10,054
Federal National Mortgage Assoc.	6.500	07/01/32	13	14,920
Federal National Mortgage Assoc.	6.500	04/01/33	10	11,566
Federal National Mortgage Assoc.	6.500	01/01/34	11	11,809
Federal National Mortgage Assoc.	6.500	01/01/34	15	17,786
Federal National Mortgage Assoc.	6.500	10/01/36	17	20,761
Federal National Mortgage Assoc.	6.500	09/01/37	50	57,089
Federal National Mortgage Assoc.	6.500	10/01/37	46	52,942
Federal National Mortgage Assoc.(k)	6.625	11/15/30	145	219,422
Federal National Mortgage Assoc.	7.000	06/01/32	11	13,136
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	690,347
Federal National Mortgage Assoc.	7.500	09/01/30	1	895
Federal National Mortgage Assoc.	8.000	12/01/23	—(r)	384
Federal National Mortgage Assoc.	8.500	02/01/28	2	1,749

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.000%	09/20/43	174	$185,265
Government National Mortgage Assoc.	3.000	01/20/44	51	54,583
Government National Mortgage Assoc.	3.000	03/15/45	148	154,900
Government National Mortgage Assoc.	3.000	05/20/45	207	221,838
Government National Mortgage Assoc.	3.000	08/20/45	351	373,406
Government National Mortgage Assoc.	3.000	06/20/46	435	463,712
Government National Mortgage Assoc.(k)	3.000	12/20/46	700	746,374
Government National Mortgage Assoc.	3.000	01/20/47	643	684,883
Government National Mortgage Assoc.	3.000	03/20/47	226	240,444
Government National Mortgage Assoc.	3.000	12/20/48	1,062	1,118,200
Government National Mortgage Assoc.	5.000	10/20/37	11	12,739
Government National Mortgage Assoc.	5.000	04/20/45	82	93,833
Government National Mortgage Assoc.	5.500	07/15/33	23	25,593
Government National Mortgage Assoc.	5.500	12/15/33	6	7,006
Government National Mortgage Assoc.	5.500	09/15/34	97	107,593
Government National Mortgage Assoc.	5.500	01/15/36	45	52,029
Government National Mortgage Assoc.	5.500	02/15/36	72	79,537
Government National Mortgage Assoc.	6.500	09/15/23	2	2,015
Government National Mortgage Assoc.	6.500	10/15/23	1	1,550
Government National Mortgage Assoc.	6.500	12/15/23	1	705
Government National Mortgage Assoc.	6.500	12/15/23	2	2,499
Government National Mortgage Assoc.	6.500	12/15/23	3	3,372
Government National Mortgage Assoc.	6.500	04/15/24	18	20,376
Government National Mortgage Assoc.	6.500	07/15/32	2	2,477
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	247
Government National Mortgage Assoc.	6.500	08/15/32	1	743
Government National Mortgage Assoc.	6.500	08/15/32	1	1,738
Government National Mortgage Assoc.	6.500	08/15/32	9	10,138
Government National Mortgage Assoc.	7.000	06/15/24	5	5,522
Government National Mortgage Assoc.	7.000	05/15/31	5	5,562
Government National Mortgage Assoc.	7.500	04/15/29	1	577
Government National Mortgage Assoc.	8.000	08/15/22	—(r)	432
Government National Mortgage Assoc.	8.000	12/15/22	1	734
Government National Mortgage Assoc.	8.000	12/15/22	1	1,502
Government National Mortgage Assoc.	8.000	06/15/25	15	15,830
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	137,220

Total U.S. Government Agency Obligations (cost $11,474,247)				12,119,537
U.S. Treasury Obligations 1.7%
U.S. Treasury Bonds	1.375	11/15/40	135	133,418
U.S. Treasury Bonds	2.875	05/15/43	1,085	1,370,491
U.S. Treasury Bonds	3.375	05/15/44	660	901,931
U.S. Treasury Bonds(h)(k)	3.625	08/15/43	2,455	3,464,619
U.S. Treasury Bonds	3.750	11/15/43	1,975	2,840,605

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	0.125%	12/15/23	80	$79,900
U.S. Treasury Notes	0.250	10/31/25	55	54,759
U.S. Treasury Notes	0.375	11/30/25	355	355,471
U.S. Treasury Notes	0.375	09/30/27	1,790	1,761,752
U.S. Treasury Notes	0.875	11/15/30	120	119,531
U.S. Treasury Strips Coupon(k)	2.487(s)	11/15/30	194	174,615
U.S. Treasury Strips Coupon(k)	2.828(s)	11/15/35	575	468,445
U.S. Treasury Strips Coupon	2.052(s)	11/15/43	6,350	4,349,254
U.S. Treasury Strips Coupon(k)	2.732(s)	08/15/30	321	289,891
U.S. Treasury Strips Coupon	1.467(s)	11/15/41	210	150,667
U.S. Treasury Strips Principal, PO	1.927(s)	05/15/43	550	388,051

Total U.S. Treasury Obligations (cost $16,368,917)				16,903,400

Total Long-Term Investments (cost $787,946,753)				965,890,425

	Shares
Short-Term Investments 2.9%
Affiliated Mutual Funds 2.9%
PGIM Core Ultra Short Bond Fund(w)		23,375,043	23,375,043
PGIM Institutional Money Market Fund (cost $4,733,075; includes $4,732,153 of cash collateral for securities on loan)(b)(w)		4,747,410	4,745,037

Total Affiliated Mutual Funds (cost $28,108,118)				28,120,080

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $199,969)	0.075%	03/18/21	200	199,972

Total Short-Term Investments (cost $28,308,087)					28,320,052

TOTAL INVESTMENTS 100.6% (cost $816,254,840)				994,210,477
Liabilities in excess of other assets(z) (0.6)%					(5,857,999)

Net Assets 100.0%					$988,352,478

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
Aces—Alternative Credit Enhancements Securities
ADR—American Depositary Receipt
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
bps—Basis Points
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CLO—Collateralized Loan Obligation
COOIS—Colombia Overnight Interbank Reference Rate
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ERISA—Employee Retirement Income Security Act of 1974
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
GDR—Global Depositary Receipt
GMTN—Global Medium Term Note

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PO—Principal Only
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SDR—Sweden Depositary Receipt
SOFR—Secured Overnight Financing Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $740,720 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,596,783; cash collateral of $4,732,153 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $361,000. The aggregate value of $270,961 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
166	5 Year U.S. Treasury Notes	Mar. 2021	$20,943,234	$35,191
194	20 Year U.S. Treasury Bonds	Mar. 2021	33,598,375	(227,006)
102	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	21,783,375	(161,576)
11	S&P 500 E-Mini Index	Mar. 2021	2,061,840	52,046
				(301,345)
Short Positions:
597	2 Year U.S. Treasury Notes	Mar. 2021	131,923,007	(130,501)
28	5 Year Euro-Bobl	Mar. 2021	4,623,994	(2,638)
18	10 Year Euro-Bund	Mar. 2021	3,906,250	(10,353)
343	10 Year U.S. Treasury Notes	Mar. 2021	47,360,799	(57,316)
49	10 Year U.S. Ultra Treasury Notes	Mar. 2021	7,661,610	24,609
13	Euro Schatz Index	Mar. 2021	1,783,090	617
				(175,582)
				$(476,927)
Forward foreign currency exchange contracts outstanding at December 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/20/21	Bank of America, N.A.	AUD	118	$89,000	$91,024	$2,024	$—
Expiring 01/20/21	BNP Paribas S.A.	AUD	337	249,000	259,540	10,540	—
Expiring 01/20/21	BNP Paribas S.A.	AUD	133	98,000	102,505	4,505	—
Expiring 01/20/21	Goldman Sachs International	AUD	382	284,713	294,573	9,860	—
Expiring 01/20/21	Morgan Stanley & Co. International PLC	AUD	400	295,730	308,453	12,723	—
Brazilian Real,
Expiring 01/05/21	Citibank, N.A.	BRL	567	108,000	109,217	1,217	—
Expiring 01/05/21	Citibank, N.A.	BRL	441	86,000	84,832	—	(1,168)
Expiring 01/05/21	Citibank, N.A.	BRL	378	71,000	72,817	1,817	—
Expiring 01/05/21	Citibank, N.A.	BRL	340	65,000	65,471	471	—
Expiring 01/05/21	Morgan Stanley & Co. International PLC	BRL	437	86,000	84,136	—	(1,864)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/02/21	JPMorgan Chase Bank, N.A.	BRL	2,163	$416,157	$416,235	$78	$—
British Pound,
Expiring 01/19/21	Barclays Bank PLC	GBP	101	138,000	138,755	755	—
Expiring 01/19/21	Citibank, N.A.	GBP	228	304,000	312,103	8,103	—
Expiring 01/19/21	Citibank, N.A.	GBP	103	135,000	140,354	5,354	—
Expiring 01/19/21	HSBC Bank USA, N.A.	GBP	132	177,000	180,495	3,495	—
Expiring 01/19/21	Morgan Stanley & Co. International PLC	GBP	227	304,924	310,473	5,549	—
Canadian Dollar,
Expiring 01/20/21	BNP Paribas S.A.	CAD	206	159,000	161,825	2,825	—
Expiring 01/20/21	BNP Paribas S.A.	CAD	179	138,000	140,469	2,469	—
Expiring 01/20/21	Citibank, N.A.	CAD	220	169,000	172,744	3,744	—
Expiring 01/20/21	Citibank, N.A.	CAD	200	153,000	157,521	4,521	—
Expiring 01/20/21	Citibank, N.A.	CAD	187	145,000	146,613	1,613	—
Expiring 01/20/21	Citibank, N.A.	CAD	151	118,000	118,534	534	—
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	1,368	209,000	209,764	764	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	10,427	1,548,139	1,599,353	51,214	—
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	1,063	163,000	163,047	47	—
Expiring 02/08/21	JPMorgan Chase Bank, N.A.	CNH	2,637	402,000	404,441	2,441	—
Colombian Peso,
Expiring 03/17/21	Goldman Sachs International	COP	375,669	108,000	109,773	1,773	—
Expiring 03/17/21	Goldman Sachs International	COP	269,052	77,000	78,619	1,619	—
Expiring 03/17/21	Goldman Sachs International	COP	264,721	76,000	77,353	1,353	—
Czech Koruna,
Expiring 01/19/21	Barclays Bank PLC	CZK	2,812	125,000	130,918	5,918	—
Expiring 01/19/21	BNP Paribas S.A.	CZK	2,451	107,147	114,142	6,995	—
Expiring 01/19/21	BNP Paribas S.A.	CZK	2,078	89,200	96,744	7,544	—
Expiring 01/19/21	BNP Paribas S.A.	CZK	1,674	73,000	77,959	4,959	—
Expiring 01/19/21	Citibank, N.A.	CZK	3,425	147,846	159,467	11,621	—
Expiring 01/19/21	Citibank, N.A.	CZK	1,673	75,000	77,882	2,882	—
Expiring 01/19/21	Morgan Stanley & Co. International PLC	CZK	5,914	253,679	275,347	21,668	—
Expiring 01/19/21	Morgan Stanley & Co. International PLC	CZK	2,264	101,000	105,430	4,430	—
Euro,
Expiring 01/19/21	BNP Paribas S.A.	EUR	108	129,000	131,608	2,608	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 01/19/21	Citibank, N.A.	EUR	359	$424,386	$439,213	$14,827	$—
Expiring 01/19/21	Citibank, N.A.	EUR	172	209,000	209,792	792	—
Expiring 01/19/21	Citibank, N.A.	EUR	160	189,000	195,120	6,120	—
Expiring 01/19/21	Citibank, N.A.	EUR	99	119,000	121,580	2,580	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	EUR	181	215,000	220,725	5,725	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	EUR	90	107,000	110,360	3,360	—
Expiring 01/19/21	Morgan Stanley & Co. International PLC	EUR	86	105,000	104,608	—	(392)
Hungarian Forint,
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	HUF	31,265	102,000	105,326	3,326	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	HUF	25,894	84,000	87,231	3,231	—
Indian Rupee,
Expiring 03/17/21	Citibank, N.A.	INR	38,963	521,580	529,218	7,638	—
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	25,172	337,728	341,905	4,177	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	30,811	413,600	418,492	4,892	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	INR	14,247	191,000	193,509	2,509	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	29,602	397,763	402,081	4,318	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	INR	15,103	202,355	205,144	2,789	—
Indonesian Rupiah,
Expiring 03/17/21	Citibank, N.A.	IDR	2,095,926	147,000	149,775	2,775	—
Expiring 03/17/21	Citibank, N.A.	IDR	2,056,680	145,000	146,970	1,970	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	11,414,559	797,942	815,685	17,743	—
Expiring 03/17/21	HSBC Bank USA, N.A.	IDR	2,457,570	172,000	175,618	3,618	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	IDR	2,019,160	143,000	144,289	1,289	—
Israeli Shekel,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	5,193	1,592,298	1,618,278	25,980	—
Japanese Yen,
Expiring 01/19/21	Citibank, N.A.	JPY	15,455	147,000	149,718	2,718	—
Expiring 01/19/21	Citibank, N.A.	JPY	11,262	107,197	109,093	1,896	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	JPY	11,153	107,000	108,044	1,044	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 01/19/21	The Toronto-Dominion Bank	JPY	76,608	$728,255	$742,105	$13,850	$—
Mexican Peso,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	MXN	1,940	95,000	96,647	1,647	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	MXN	18,898	928,818	941,439	12,621	—
New Zealand Dollar,
Expiring 01/20/21	Bank of America, N.A.	NZD	154	109,000	110,920	1,920	—
Expiring 01/20/21	BNP Paribas S.A.	NZD	127	89,000	91,119	2,119	—
Expiring 01/20/21	Citibank, N.A.	NZD	157	107,000	112,913	5,913	—
Expiring 01/20/21	JPMorgan Chase Bank, N.A.	NZD	330	217,565	237,664	20,099	—
Norwegian Krone,
Expiring 01/19/21	BNP Paribas S.A.	NOK	1,051	115,000	122,587	7,587	—
Expiring 01/19/21	BNP Paribas S.A.	NOK	836	95,000	97,518	2,518	—
Expiring 01/19/21	BNP Paribas S.A.	NOK	780	85,000	90,977	5,977	—
Expiring 01/19/21	Citibank, N.A.	NOK	806	87,000	93,978	6,978	—
Expiring 01/19/21	HSBC Bank USA, N.A.	NOK	2,222	241,892	259,140	17,248	—
Expiring 01/19/21	HSBC Bank USA, N.A.	NOK	1,039	113,000	121,164	8,164	—
Expiring 01/19/21	HSBC Bank USA, N.A.	NOK	895	104,000	104,345	345	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	NOK	829	87,000	96,657	9,657	—
Philippine Peso,
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	PHP	5,388	111,396	111,768	372	—
Polish Zloty,
Expiring 01/19/21	BNP Paribas S.A.	PLN	412	107,000	110,202	3,202	—
Expiring 01/19/21	BNP Paribas S.A.	PLN	280	74,000	74,859	859	—
Expiring 01/19/21	Citibank, N.A.	PLN	926	250,000	247,885	—	(2,115)
Expiring 01/19/21	Citibank, N.A.	PLN	199	53,136	53,309	173	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	PLN	278	72,000	74,510	2,510	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	PLN	275	72,000	73,548	1,548	—
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	42,565	558,210	570,299	12,089	—
Expiring 03/17/21	Barclays Bank PLC	RUB	42,565	575,186	570,299	—	(4,887)
Expiring 03/17/21	Barclays Bank PLC	RUB	8,213	108,000	110,037	2,037	—
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	6,351	86,000	85,092	—	(908)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 03/17/21	Morgan Stanley & Co. International PLC	SGD	211	$158,000	$159,800	$1,800	$—
South Korean Won,
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	290,789	266,911	267,236	325	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	235,976	216,000	216,863	863	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	170,466	157,000	156,659	—	(341)
Swedish Krona,
Expiring 01/19/21	BNP Paribas S.A.	SEK	764	87,000	92,910	5,910	—
Expiring 01/19/21	Citibank, N.A.	SEK	1,504	175,000	182,793	7,793	—
Swiss Franc,
Expiring 01/19/21	Bank of America, N.A.	CHF	117	132,000	132,410	410	—
Expiring 01/19/21	Citibank, N.A.	CHF	131	143,000	147,765	4,765	—
Expiring 01/19/21	Citibank, N.A.	CHF	100	110,000	113,281	3,281	—
Expiring 01/19/21	Goldman Sachs International	CHF	745	844,053	841,834	—	(2,219)
Expiring 01/19/21	HSBC Bank USA, N.A.	CHF	147	162,000	166,523	4,523	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	CHF	126	143,000	142,690	—	(310)
Thai Baht,
Expiring 03/17/21	Citibank, N.A.	THB	3,243	108,000	108,262	262	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	11,118	370,064	371,146	1,082	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	8,018	265,104	267,659	2,555	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	THB	5,831	195,000	194,634	—	(366)
Turkish Lira,
Expiring 03/17/21	Barclays Bank PLC	TRY	2,284	280,305	298,158	17,853	—
Expiring 03/17/21	Barclays Bank PLC	TRY	1,215	150,000	158,582	8,582	—
Expiring 03/17/21	Barclays Bank PLC	TRY	817	108,000	106,661	—	(1,339)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TRY	1,985	244,253	259,147	14,894	—
				$24,034,532	$24,568,304	549,681	(15,909)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/20/21	BNP Paribas S.A.	AUD	924	$655,383	$712,557	$—	$(57,174)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 01/20/21	BNP Paribas S.A.	AUD	189	$133,000	$145,984	$—	$(12,984)
Expiring 01/20/21	Citibank, N.A.	AUD	121	86,000	93,618	—	(7,618)
Expiring 01/20/21	Goldman Sachs International	AUD	167	127,000	128,600	—	(1,600)
Brazilian Real,
Expiring 01/05/21	JPMorgan Chase Bank, N.A.	BRL	2,163	416,358	416,474	—	(116)
British Pound,
Expiring 01/19/21	Bank of America, N.A.	GBP	238	320,000	326,150	—	(6,150)
Expiring 01/19/21	BNP Paribas S.A.	GBP	207	277,000	283,590	—	(6,590)
Expiring 01/19/21	Citibank, N.A.	GBP	227	307,176	310,472	—	(3,296)
Expiring 01/19/21	Citibank, N.A.	GBP	185	245,000	252,706	—	(7,706)
Expiring 01/19/21	Citibank, N.A.	GBP	99	131,000	134,770	—	(3,770)
Expiring 01/19/21	HSBC Bank USA, N.A.	GBP	810	1,064,998	1,107,760	—	(42,762)
Expiring 01/19/21	HSBC Bank USA, N.A.	GBP	120	156,000	163,524	—	(7,524)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	GBP	187	248,315	255,763	—	(7,448)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	GBP	115	154,000	157,518	—	(3,518)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	GBP	111	150,000	152,087	—	(2,087)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	GBP	66	88,000	90,265	—	(2,265)
Canadian Dollar,
Expiring 01/20/21	Barclays Bank PLC	CAD	206	162,000	161,572	428	—
Expiring 01/20/21	Citibank, N.A.	CAD	455	357,000	357,454	—	(454)
Expiring 01/20/21	JPMorgan Chase Bank, N.A.	CAD	832	651,674	654,014	—	(2,340)
Expiring 01/20/21	Morgan Stanley & Co. International PLC	CAD	283	215,286	221,987	—	(6,701)
Expiring 01/20/21	Morgan Stanley & Co. International PLC	CAD	197	149,702	154,400	—	(4,698)
Chilean Peso,
Expiring 03/17/21	BNP Paribas S.A.	CLP	118,666	159,347	167,033	—	(7,686)
Expiring 03/17/21	HSBC Bank USA, N.A.	CLP	237,332	317,551	334,066	—	(16,515)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	118,666	159,315	167,033	—	(7,718)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	CLP	51,003	71,000	71,791	—	(791)
Chinese Renminbi,
Expiring 02/08/21	Citibank, N.A.	CNH	1,709	257,000	262,183	—	(5,183)
Expiring 02/08/21	HSBC Bank USA, N.A.	CNH	5,359	812,000	821,935	—	(9,935)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/08/21	Morgan Stanley & Co. International PLC	CNH	1,580	$235,000	$242,352	$—	$(7,352)
Colombian Peso,
Expiring 03/17/21	BNP Paribas S.A.	COP	2,170,308	606,884	634,177	—	(27,293)
Czech Koruna,
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	CZK	2,218	95,000	103,282	—	(8,282)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	CZK	2,080	89,000	96,840	—	(7,840)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	CZK	1,752	75,000	81,584	—	(6,584)
Euro,
Expiring 01/19/21	Barclays Bank PLC	EUR	176	215,842	215,260	582	—
Expiring 01/19/21	Barclays Bank PLC	EUR	121	147,000	148,388	—	(1,388)
Expiring 01/19/21	BNP Paribas S.A.	EUR	161	190,000	197,229	—	(7,229)
Expiring 01/19/21	Citibank, N.A.	EUR	176	216,000	215,204	796	—
Expiring 01/19/21	Citibank, N.A.	EUR	126	150,000	154,303	—	(4,303)
Expiring 01/19/21	Goldman Sachs International	EUR	930	1,143,000	1,136,692	6,308	—
Expiring 01/19/21	HSBC Bank USA, N.A.	EUR	215	262,000	263,290	—	(1,290)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	EUR	664	816,131	811,378	4,753	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	EUR	353	434,000	431,198	2,802	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	EUR	144	174,000	175,406	—	(1,406)
Expiring 01/19/21	Morgan Stanley & Co. International PLC	EUR	6,931	8,157,388	8,471,487	—	(314,099)
Expiring 01/19/21	Morgan Stanley & Co. International PLC	EUR	71	86,000	86,575	—	(575)
Expiring 01/19/21	The Toronto-Dominion Bank	EUR	1,254	1,515,325	1,532,579	—	(17,254)
Hungarian Forint,
Expiring 01/19/21	Barclays Bank PLC	HUF	25,017	84,000	84,276	—	(276)
Expiring 01/19/21	Barclays Bank PLC	HUF	23,875	78,000	80,429	—	(2,429)
Expiring 01/19/21	BNP Paribas S.A.	HUF	51,271	164,000	172,721	—	(8,721)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	HUF	34,376	113,000	115,805	—	(2,805)
Expiring 01/19/21	Morgan Stanley & Co. International PLC	HUF	22,454	74,000	75,641	—	(1,641)
Indian Rupee,
Expiring 03/17/21	HSBC Bank USA, N.A.	INR	12,801	172,000	173,877	—	(1,877)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 03/17/21	Barclays Bank PLC	ILS	374	$115,080	$116,554	$—	$(1,474)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ILS	172	52,920	53,557	—	(637)
Japanese Yen,
Expiring 01/19/21	BNP Paribas S.A.	JPY	33,181	322,000	321,425	575	—
Expiring 01/19/21	Citibank, N.A.	JPY	13,901	132,000	134,660	—	(2,660)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	JPY	13,392	130,000	129,727	273	—
Mexican Peso,
Expiring 03/17/21	Goldman Sachs International	MXN	5,067	250,000	252,428	—	(2,428)
New Taiwanese Dollar,
Expiring 03/17/21	BNP Paribas S.A.	TWD	6,487	233,308	233,939	—	(631)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	TWD	4,716	171,000	170,084	916	—
New Zealand Dollar,
Expiring 01/20/21	BNP Paribas S.A.	NZD	132	88,000	95,327	—	(7,327)
Expiring 01/20/21	Citibank, N.A.	NZD	324	213,000	233,160	—	(20,160)
Expiring 01/20/21	Citibank, N.A.	NZD	132	87,000	95,092	—	(8,092)
Expiring 01/20/21	Citibank, N.A.	NZD	98	64,613	70,323	—	(5,710)
Norwegian Krone,
Expiring 01/19/21	Barclays Bank PLC	NOK	2,597	303,012	302,851	161	—
Expiring 01/19/21	Citibank, N.A.	NOK	1,033	110,000	120,461	—	(10,461)
Expiring 01/19/21	Citibank, N.A.	NOK	974	104,000	113,632	—	(9,632)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	NOK	2,880	317,000	335,883	—	(18,883)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	NOK	807	86,000	94,065	—	(8,065)
Polish Zloty,
Expiring 01/19/21	HSBC Bank USA, N.A.	PLN	345	90,000	92,496	—	(2,496)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	PLN	288	79,000	77,097	1,903	—
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	PLN	275	73,000	73,565	—	(565)
Russian Ruble,
Expiring 03/17/21	Barclays Bank PLC	RUB	11,772	158,000	157,733	267	—
Expiring 03/17/21	Citibank, N.A.	RUB	10,817	143,000	144,929	—	(1,929)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	RUB	8,838	119,000	118,420	580	—
South African Rand,
Expiring 03/17/21	Barclays Bank PLC	ZAR	1,898	125,000	127,894	—	(2,894)
Expiring 03/17/21	Citibank, N.A.	ZAR	6,752	435,895	454,992	—	(19,097)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/17/21	Goldman Sachs International	ZAR	2,638	$179,000	$177,793	$1,207	$—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	ZAR	1,111	73,000	74,888	—	(1,888)
Expiring 03/17/21	Morgan Stanley & Co. International PLC	ZAR	11,253	733,669	758,319	—	(24,650)
South Korean Won,
Expiring 03/17/21	Citibank, N.A.	KRW	181,661	166,981	166,947	34	—
Expiring 03/17/21	HSBC Bank USA, N.A.	KRW	109,347	100,000	100,490	—	(490)
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	129,454	119,000	118,969	31	—
Expiring 03/17/21	JPMorgan Chase Bank, N.A.	KRW	93,684	86,021	86,096	—	(75)
Swedish Krona,
Expiring 01/19/21	Citibank, N.A.	SEK	980	111,000	119,194	—	(8,194)
Expiring 01/19/21	JPMorgan Chase Bank, N.A.	SEK	922	105,000	112,100	—	(7,100)
Swiss Franc,
Expiring 01/19/21	BNP Paribas S.A.	CHF	127	141,000	144,012	—	(3,012)
Expiring 01/19/21	Citibank, N.A.	CHF	931	1,020,896	1,051,866	—	(30,970)
Expiring 01/19/21	Citibank, N.A.	CHF	186	203,000	210,227	—	(7,227)
Expiring 01/19/21	Citibank, N.A.	CHF	120	133,000	135,948	—	(2,948)
				$30,337,070	$31,182,422	21,616	(866,968)
						$571,297	$(882,877)
Cross currency exchange contracts outstanding at December 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/19/21	Buy	PLN	316	EUR	71	$—	$(2,087)	Barclays Bank PLC
01/19/21	Buy	PLN	321	EUR	72	—	(2,025)	JPMorgan Chase Bank, N.A.
01/20/21	Buy	EUR	109	AUD	181	—	(6,469)	JPMorgan Chase Bank, N.A.
						$—	$(10,581)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	407	*	$20	$—	$20	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	400	$(7,017)	$(3,779)	$(3,238)	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	1,000	0.723%	$3,038	$5,260	$(2,222)	Bank of America, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	3.330%	(34,555)	(16,581)	(17,974)	Barclays Bank PLC
					$(31,517)	$(11,321)	$(20,196)
The Series entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Series is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Series is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Series is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	1,800	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(7)	$44,291	$44,298
BRL	11,882	01/04/27	6.215%(T)	1 Day BROIS(2)(T)	—	60,806	60,806
CNH	30,350	02/13/25	2.570%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(19)	(9,996)	(9,977)
COP	1,141,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	22,421	22,421
COP	1,967,840	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	38,125	38,125
COP	806,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	23,434	23,434
COP	564,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	15,857	15,857
COP	1,216,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	34,070	34,070

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at December 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	452,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	$—	$38,407	$38,407
HUF	123,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	18,275	18,275
NZD	600	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	25,757	25,757
	900	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(67,022)	(67,022)
ZAR	29,000	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(1,042)	(59,731)	(58,689)
ZAR	6,100	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	—	(2,826)	(2,826)
ZAR	9,600	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(344)	57,271	57,615
ZAR	12,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(3,983)	71,534	75,517
ZAR	4,300	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	(16)	27,681	27,697
ZAR	6,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(54)	46,562	46,616
ZAR	4,200	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(38)	32,287	32,325
ZAR	10,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	47,266	47,266
ZAR	3,500	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(15)	41,374	41,389
ZAR	8,300	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(163)	127,476	127,639
ZAR	17,400	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(474)	60,938	61,412
					$(6,155)	$694,257	$700,412

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2020 (unaudited) (continued)
Total return swap agreements outstanding at December 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Bloomberg Barclays Capital U.S.CMBS (ERISA Only) Index (M)	1 Month LIBOR-15 bps (M)	Barclays Bank PLC	5/01/21	4,213	$30,314	$—	$30,314
(1)	On a long total return swap, the Series receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Series makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).